Lifestyle Aggressive Portfolio | Class A, B and C Shares
Fund summary John Hancock Lifestyle Aggressive Portfolio
Investment objective
To seek long-term growth of capital. Current income is not a consideration.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 45 to 46 of the prospectus under "Sales charge reductions and waivers" or pages 87 to 90 of the fund’s statement of additional information under "Initial Sales Charge on Class A Shares."
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees Lifestyle Aggressive Portfolio Class A, B and C Shares	Class A - Lifestyle Aggressive Portfolio		Class B - Lifestyle Aggressive Portfolio	Class C - Lifestyle Aggressive Portfolio
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	5.00%	1.00%
[1]	(on certain purchases, including those of $1 million or more )

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifestyle Aggressive Portfolio Class A, B and C Shares		Class A - Lifestyle Aggressive Portfolio	Class B - Lifestyle Aggressive Portfolio		Class C - Lifestyle Aggressive Portfolio
Management fee		0.05%	0.05%		0.05%
Distribution and service (12b-1) fees		0.30%	1.00%		1.00%
Other expenses	[1]	0.24%	0.31%	[2]	0.24%
Recoupment		6.00%	0.04%	[2]	none
Acquired fund fees and expenses	[3]	0.88%	0.88%		0.88%
Total annual fund operating expenses		1.47%	2.24%		2.17%
[1]	"Other expenses" reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.
[2]	The adviser had contractually agreed to waive and/or reimburse all or a portion of certain class specific expenses including distribution and service (12b-1) fees, transfer agent fees, service fees, blue sky fees, and printing and postage fees to the extent necessary to maintain the fund's total class specific expenses at 1.29% for Class B shares. The adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements and made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred, so long as the reimbursement does not cause certain class specific expenses to exceed the 1.29% expense limitation cap. "Other expenses" for Class B includes 0.04% of recoupment.
[3]	"Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ( $)
Expense Example Lifestyle Aggressive Portfolio Class A, B and C Shares (USD $)	Class A - Lifestyle Aggressive Portfolio	Class B - Lifestyle Aggressive Portfolio	Class C - Lifestyle Aggressive Portfolio
1 Year	642	727	320
3 Years	942	1,000	679
5 Years	1,263	1,400	1,164
10 Years	2,170	2,381	2,503

Expense Example, No Redemption Lifestyle Aggressive Portfolio Class A, B and C Shares (USD $)	Class A - Lifestyle Aggressive Portfolio	Class B - Lifestyle Aggressive Portfolio	Class C - Lifestyle Aggressive Portfolio
1 Year	642	227	220
3 Years	942	700	679
5 Years	1,263	1,200	1,164
10 Years	2,170	2,381	2,503

Portfolio turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 19% of the average value of its portfolio.
19.00%
Principal investment strategies

The fund operates as a fund of funds and, except as otherwise described below, normally invests approximately 100% of its assets in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10%. Thus, based on its target percentage allocation of approximately 100% of assets in equity underlying funds, the fund may have an equity/fixed-income underlying fund allocation of 90%/10%. Although variations beyond the 10% range are generally not permitted, the subadvisers may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities and science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives, such as options on securities and futures contracts.

The fund may also invest in affiliated and nonaffiliated investment companies. In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currency forward contracts. The fund is also authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, closed-end funds, partnerships and short selling securities.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Lifestyle Portfolios with greater target allocations to underlying funds that invest primarily in fixed-income securities, equity security risks are more prevalent than in other Lifestyle Portfolios. In addition to equity securities risk, the fund’s other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 27 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling Signature Services at 1-800-225-5291 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Calendar year total returns These do not include sales charges and would have been lowered if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns These include sales charges for Class A. Performance of broad-based market indexes are included for comparison.

After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

MSCI EAFE Total Return Index (Europe, Australasia, Far East) is a free floating adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

Calendar year total returns — Class A (%)

Best quarter: Q2 '09, 20.68% Worst quarter: Q4 ’08, -24.36%
Average annual total returns (%) as of 12-31-10
Average Annual Total Returns Lifestyle Aggressive Portfolio Class A, B and C Shares	Column	1 Year	5 Year	Inception	Inception Date
before tax Class A - Lifestyle Aggressive Portfolio	Class A	9.72%	1.32%	2.49%	Oct 18, 2005
before tax Class B - Lifestyle Aggressive Portfolio	Class B	9.61%	1.26%	2.59%	Oct 18, 2005
before tax Class C - Lifestyle Aggressive Portfolio	Class C	13.61%	1.63%	2.78%	Oct 18, 2005
After tax on distributions Class A - Lifestyle Aggressive Portfolio	Class A	9.24%	0.29%	1.46%	Oct 18, 2005
After tax on distributions, with sale Class A - Lifestyle Aggressive Portfolio	Class A	6.31%	0.61%	1.61%	Oct 18, 2005
S&P 500 Index		15.06%	2.29%	3.22%	Oct 18, 2005
MSCI EAFE Index (Europe, Australasia, Far East) (gross of foreign withholding taxes on dividends)		8.21%	2.94%	4.28%	Oct 18, 2005

Lifestyle Growth Portfolio | Class A, B and C Shares
Fund summary John Hancock Lifestyle Growth Portfolio
Investment objective
To seek long-term growth of capital. Current income is also a consideration.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 45 to 46 of the prospectus under “Sales charge reductions and waivers” or pages 87 to 90 of the fund’s statement of additional information under “Initial Sales Charge on Class A Shares.”
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees Lifestyle Growth Portfolio Class A, B and C Shares	Class A - Lifestyle Growth Portfolio		Class B - Lifestyle Growth Portfolio	Class C - Lifestyle Growth Portfolio
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	5.00%	1.00%
[1]	(on certain purchases, including those of $1 million or more )

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifestyle Growth Portfolio Class A, B and C Shares		Class A - Lifestyle Growth Portfolio	Class B - Lifestyle Growth Portfolio		Class C - Lifestyle Growth Portfolio
Management fee		0.04%	0.04%		0.04%
Distribution and service (12b-1) fees		0.30%	1.00%		1.00%
Other expenses	[1]	0.25%	0.26%	[2]	0.24%
Recoupment		none	0.02%	[2]	none
Acquired fund fees and expenses	[3]	0.84%	0.84%		0.84%
Total annual fund operating expenses		1.43%	2.14%		2.12%
[1]	"Other expenses" reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.
[2]	The adviser had contractually agreed to waive and/or reimburse all or a portion of certain class specific expenses including distribution and service (12b-1) fees, transfer agent fees, service fees, blue sky fees, and printing and postage fees to the extent necessary to maintain the fund's total class specific expenses at 1.29% for Class B shares. The adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements and made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred, so long as the reimbursement does not cause certain class specific expenses to exceed the 1.29% expense limitation cap. "Other expenses" for Class B includes 0.04% of recoupment.
[3]	"Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ( $)
Expense Example Lifestyle Growth Portfolio Class A, B and C Shares (USD $)	Class A - Lifestyle Growth Portfolio	Class B - Lifestyle Growth Portfolio	Class C - Lifestyle Growth Portfolio
1 Year	638	717	315
3 Years	930	970	664
5 Years	1,243	1,349	1,139
10 Years	2,127	2,292	2,452

Expense Example, No Redemption Lifestyle Growth Portfolio Class A, B and C Shares (USD $)	Class A - Lifestyle Growth Portfolio	Class B - Lifestyle Growth Portfolio	Class C - Lifestyle Growth Portfolio
1 Year	638	217	215
3 Years	930	670	664
5 Years	1,243	1,149	1,139
10 Years	2,127	2,292	2,452

Portfolio turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 19% of the average value of its portfolio.
19.00%
Principal investment strategies

The fund operates as fund of funds and, except as otherwise described below, normally invests approximately 20% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 80% of its assets in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 80% of its assets in equity underlying funds and 20% of its assets in fixed-income underlying funds, the fund may have an equity/fixed-income underlying funds allocation ranging between 90%/10% and 70%/30%. Although variations beyond the 10% range are generally not permitted, the subadvisers may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its goal.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives, such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in affiliated and nonaffiliated investment companies. In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currency forward contracts. The fund is also authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, closed-end funds, partnerships and short selling securities.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Lifestyle Portfolios with greater target allocations to underlying funds that invest primarily in fixed-income securities, equity security risks are more prevalent than in these other Lifestyle Portfolios. In addition to equity securities risk, the fund’s other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 27 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling Signature Services at 1-800-225-5291 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Calendar year total returns These do not include sales charges and would have been lowered if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns These include sales charges for Class A. Performance of broad-based market indexes are included for comparison.

After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 80% S&P 500 Index/20% Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns — Class A (%)

Best quarter: Q2 ’09, 18.87% Worst quarter: Q4 ’08, -20.85%
Average annual total returns (%) as of 12-31-10
Average Annual Total Returns Lifestyle Growth Portfolio Class A, B and C Shares	Column	1 Year	5 Year	Inception	Inception Date
before tax Class A - Lifestyle Growth Portfolio	Class A	8.99%	2.27%	3.20%	Oct 18, 2005
before tax Class B - Lifestyle Growth Portfolio	Class B	8.81%	2.21%	3.29%	Oct 18, 2005
before tax Class C - Lifestyle Growth Portfolio	Class C	12.93%	2.60%	3.50%	Oct 18, 2005
After tax on distributions Class A - Lifestyle Growth Portfolio	Class A	8.10%	0.93%	1.86%	Oct 18, 2005
After tax on distributions, with sale Class A - Lifestyle Growth Portfolio	Class A	5.84%	1.19%	1.99%	Oct 18, 2005
S&P 500 Index		15.06%	2.29%	3.22%	Oct 18, 2005
Barclays Capital U.S. Aggregate Bond Index		6.54%	5.80%	5.79%	Oct 18, 2005
80% S&P 500 Index / 20% Barclays Capital U.S. Aggregate Bond Index		13.68%	3.25%	3.99%	Oct 18, 2005

Lifestyle Balanced Portfolio | Class A, B and C Shares
Fund summary John Hancock Lifestyle Balanced Portfolio
Investment objective
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 45 to 46 of the prospectus under “Sales charge reductions and waivers” or pages 87 to 90 of the fund’s statement of additional information under “Initial Sales Charge on Class A Shares.”
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees Lifestyle Balanced Portfolio Class A, B and C Shares	Class A - Lifestyle Balanced Portfolio		Class B - Lifestyle Balanced Portfolio	Class C - Lifestyle Balanced Portfolio
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	5.00%	1.00%
[1]	(on certain purchases, including those of $1 million or more )

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifestyle Balanced Portfolio Class A, B and C Shares		Class A - Lifestyle Balanced Portfolio	Class B - Lifestyle Balanced Portfolio	Class C - Lifestyle Balanced Portfolio
Management fee		0.04%	0.04%	0.04%
Distribution and service (12b-1) fees		0.30%	1.00%	1.00%
Other expenses	[1]	0.24%	0.25%	0.24%
Acquired fund fees and expenses	[2]	0.82%	0.82%	0.82%
Total annual fund operating expenses		1.40%	2.11%	2.10%
[1]	"Other expenses" reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.
[2]	"Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ( $)
Expanse Example Lifestyle Balanced Portfolio Class A, B and C Shares (USD $)	Class A - Lifestyle Balanced Portfolio	Class B - Lifestyle Balanced Portfolio	Class C - Lifestyle Balanced Portfolio
1 Year	635	714	313
3 Years	921	961	658
5 Years	1,227	1,334	1,129
10 Years	2,096	2,260	2,431

Expense Example, No Redemption Lifestyle Balanced Portfolio Class A, B and C Shares (USD $)	Class A - Lifestyle Balanced Portfolio	Class B - Lifestyle Balanced Portfolio	Class C - Lifestyle Balanced Portfolio
1 Year	635	214	213
3 Years	921	661	658
5 Years	1,227	1,134	1,129
10 Years	2,096	2,260	2,431

Portfolio turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 19% of the average value of its portfolio.
19.00%
Principal investment strategies

The fund operates as fund of funds and, except as otherwise described below, normally invests approximately 40% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 60% of its assets in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 60% of its assets in equity underlying funds and 40% of its assets in fixed-income underlying funds, the fund may have an equity/fixed-income underlying funds allocation ranging between 70%/30% and 50%/50%. Although variations beyond the 10% range are generally not permitted, the subadvisers may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its goal.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives, such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in affiliated and nonaffiliated investment companies. In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currency forward contracts. The fund is also authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, closed-end funds, partnerships and short selling securities.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Lifestyle Portfolios with greater target allocations to underlying funds that invest primarily in fixed-income securities, equity security risks are more prevalent than in these other Lifestyle Portfolios. In addition to equity securities risk, the fund’s other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 27 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling Signature Services at 1-800-225-5291 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Calendar year total returns These do not include sales charges and would have been lowered if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns These include sales charges for Class A. Performance of broad-based market indexes are included for comparison.

After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 60% S&P 500 Index/40% Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns — Class A (%)

Best quarter: Q2 ’09, 17.43% Worst quarter: Q4 ’08, -17.96%
Average annual total returns (%)as of 12-31-10
Average Annual Total Returns Lifestyle Balanced Portfolio Class A, B and C Shares	Column	1 Year	5 Year	Inception	Inception Date
before tax Class A - Lifestyle Balanced Portfolio	Class A	7.50%	3.00%	3.73%	Oct 18, 2005
before tax Class B - Lifestyle Balanced Portfolio	Class B	7.23%	2.92%	3.79%	Oct 18, 2005
before tax Class C - Lifestyle Balanced Portfolio	Class C	11.34%	3.34%	4.03%	Oct 18, 2005
After tax on distributions Class A - Lifestyle Balanced Portfolio	Class A	6.24%	1.43%	2.16%	Oct 18, 2005
After tax on distributions, with sale Class A - Lifestyle Balanced Portfolio	Class A	4.84%	1.66%	2.28%	Oct 18, 2005
S&P 500 Index		15.06%	2.29%	3.22%	Oct 18, 2005
Barclays Capital U.S. Aggregate Bond Index		6.54%	5.80%	5.79%	Oct 18, 2005
60% S&P 500 Index / 40% Barclays Capital U.S. Aggregate Bond Index		12.13%	4.08%	4.63%	Oct 18, 2005

Lifestyle Moderate Portfolio | Class A, B and C Shares
Fund summary John Hancock Lifestyle Moderate Portfolio
Investment objective
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 45 to 46 of the prospectus under “Sales charge reductions and waivers” or pages 87 to 90 of the fund’s statement of additional information under “Initial Sales Charge on Class A Shares.”
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees Lifestyle Moderate Portfolio Class A, B and C Shares	Class A - Lifestyle Moderate Portfolio		Class B - Lifestyle Moderate Portfolio	Class C - Lifestyle Moderate Portfolio
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	5.00%	1.00%
[1]	(on certain purchases, including those of $1 million or more )

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifestyle Moderate Portfolio Class A, B and C Shares		Class A - Lifestyle Moderate Portfolio	Class B - Lifestyle Moderate Portfolio	Class C - Lifestyle Moderate Portfolio
Management fee		0.04%	0.04%	0.04%
Distribution and service (12b-1) fees		0.30%	1.00%	1.00%
Other expenses	[1]	0.25%	0.27%	0.25%
Acquired fund fees and expenses	[2]	0.77%	0.77%	0.77%
Total annual fund operating expenses		1.36%	2.08%	2.06%
[1]	"Other expenses" reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.
[2]	"Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ( $)
Expense Example Lifestyle Moderate Portfolio Class A, B and C Shares (USD $)	Class A - Lifestyle Moderate Portfolio	Class B - Lifestyle Moderate Portfolio	Class C - Lifestyle Moderate Portfolio
1 Year	632	711	309
3 Years	909	952	646
5 Years	1,207	1,319	1,108
10 Years	2,053	2,226	2,390

Expense Example, No Redemption Lifestyle Moderate Portfolio Class A, B and C Shares (USD $)	Class A - Lifestyle Moderate Portfolio	Class B - Lifestyle Moderate Portfolio	Class C - Lifestyle Moderate Portfolio
1 Year	632	211	209
3 Years	909	652	646
5 Years	1,207	1,119	1,108
10 Years	2,053	2,226	2,390

Portfolio turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 20% of the average value of its portfolio.
20.00%
Principal investment strategies

The fund operates as a fund of funds and, except as otherwise described below, normally invests approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 40% in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity underlying funds and 60% in fixed-income underlying funds, the fund may have an equity/fixed income underlying fund allocation ranging between 50%/50% and 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadvisers may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives, such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in affiliated and nonaffiliated investment companies. In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currency forward contracts. The fund is also authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, closed-end funds, partnerships and short selling securities.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in fixed-income securities than John Hancock Lifestyle Portfolios with greater target allocations to underlying funds that invest primarily in equity securities, fixed-income securities risks are more prevalent than in these other Lifestyle Portfolios. In addition to fixed-income securities risk, the fund’s other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 24 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Risks of investing in the underlying funds

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling Signature Services at 1-800-225-5291 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Calendar year total returns These do not include sales charges and would have been lowered if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns These include sales charges for Class A. Performance of broad-based market indexes are included for comparison.

After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 40% S&P 500 Index/60% Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns — Class A (%)

Best quarter: Q2 ’09, 14.55% Worst quarter: Q4 ’08, -12.96%
Average annual total returns (%) as of 12-31-10
Average Annual Total Returns Lifestyle Moderate Portfolio Class A, B and C Shares	Column	1 Year	5 Year	Inception	Inception Date
before tax Class A - Lifestyle Moderate Portfolio	Class A	6.26%	3.54%	4.02%	Oct 18, 2005
before tax Class B - Lifestyle Moderate Portfolio	Class B	6.05%	3.46%	4.08%	Oct 18, 2005
before tax Class C - Lifestyle Moderate Portfolio	Class C	10.15%	3.87%	4.33%	Oct 18, 2005
After tax on distributions Class A - Lifestyle Moderate Portfolio	Class A	4.73%	1.82%	2.32%	Oct 18, 2005
After tax on distributions, with sale Class A - Lifestyle Moderate Portfolio	Class A	4.03%	2.00%	2.42%	Oct 18, 2005
S&P 500 Index		15.06%	2.29%	3.22%	Oct 18, 2005
Barclays Capital U.S. Aggregate Bond Index		6.54%	5.80%	5.79%	Oct 18, 2005
40% S&P 500 Index / 60% Barclays Capital U.S. Aggregate Bond Index		10.41%	4.78%	5.15%	Oct 18, 2005

Lifestyle Conservative Portfolio | Class A, B and C Shares
Fund summary John Hancock Lifestyle Conservative Portfolio
Investment objective
To seek a high level of current income with some consideration given to growth of capital.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 45 to 46 of the prospectus under "Sales charge reductions and waivers" or pages 87 to 90 of the fund’s statement of additional information under "Initial Sales Charge on Class A Shares."
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees Lifestyle Conservative Portfolio Class A, B and C Shares	Class A - Lifestyle Conservative Portfolio		Class B - Lifestyle Conservative Portfolio	Class C - Lifestyle Conservative Portfolio
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	5.00%	1.00%
[1]	(on certain purchases, including those of $1 million or more )

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifestyle Conservative Portfolio Class A, B and C Shares		Class A - Lifestyle Conservative Portfolio	Class B - Lifestyle Conservative Portfolio	Class C - Lifestyle Conservative Portfolio
Management fee		0.04%	0.04%	0.04%
Distribution and service (12b-1) fees		0.30%	1.00%	1.00%
Other expenses	[1]	0.25%	0.27%	0.25%
Acquired fund fees and expenses	[2]	0.74%	0.74%	0.74%
Total annual fund operating expenses		1.33%	2.05%	2.03%
[1]	"Other expenses" reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.
[2]	"Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ( $)
Expense Example Lifestyle Conservative Portfolio Class A, B and C Shares (USD $)	Class A - Lifestyle Conservative Portfolio	Class B - Lifestyle Conservative Portfolio	Class C - Lifestyle Conservative Portfolio
1 Year	629	708	306
3 Years	900	943	637
5 Years	1,192	1,303	1,093
10 Years	2,021	2,195	2,358

Expense Example, No Redemption Lifestyle Conservative Portfolio Class A, B and C Shares (USD $)	Class A - Lifestyle Conservative Portfolio	Class B - Lifestyle Conservative Portfolio	Class C - Lifestyle Conservative Portfolio
1 Year	629	208	206
3 Years	900	643	637
5 Years	1,192	1,103	1,093
10 Years	2,021	2,195	2,358

Portfolio turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 24% of the average value of its portfolio.
24.00%
Principal investment strategies

The fund operates as a fund of funds and, except as otherwise described below, normally invests approximately 80% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 20% in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 20% of assets in equity underlying funds and 80% in fixed-income underlying funds, the fund may have an equity/fixed income underlying fund allocation ranging between 10%/90% and 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadvisers may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives, such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in affiliated and nonaffiliated investment companies. In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currency forward contracts. The fund is also authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, closed-end funds, partnerships and short selling securities.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in fixed-income securities than John Hancock Lifestyle Portfolios with greater target allocations to underlying funds that invest primarily in equity securities, fixed-income securities risks are more prevalent than in other Lifestyle Portfolios. In addition to fixed-income securities risk, the fund’s other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 27 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Risks of investing in the underlying funds

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling Signature Services at 1-800-225-5291 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Calendar year total returns These do not include sales charges and would have been lowered if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns These include sales charges for Class A. Performance of broad-based market indexes are included for comparison.

After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 20% S&P 500 Index/80% Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns — Class A (%)

Best quarter: Q2 ’09, 11.06% Worst quarter: Q4 ’08, -8.02%
Average annual total returns (%) as of 12-31-10
Average Annual Total Returns Lifestyle Conservative Portfolio Class A, B and C Shares	Column	1 Year	5 Year	Inception	Inception Date
before tax Class A - Lifestyle Conservative Portfolio	Class A	4.46%	4.13%	4.35%	Oct 18, 2005
before tax Class B - Lifestyle Conservative Portfolio	Class B	4.16%	4.07%	4.42%	Oct 18, 2005
before tax Class C - Lifestyle Conservative Portfolio	Class C	8.28%	4.46%	4.63%	Oct 18, 2005
After tax on distributions Class A - Lifestyle Conservative Portfolio	Class A	2.83%	2.23%	2.48%	Oct 18, 2005
After tax on distributions, with sales Class A - Lifestyle Conservative Portfolio	Class A	2.87%	2.39%	2.59%	Oct 18, 2005
S&P 500 Index		15.06%	2.29%	3.22%	Oct 18, 2005
Barclays Capital U.S. Aggregate Bond Index		6.54%	5.80%	5.79%	Oct 18, 2005
20% S&P 500 Index / 80% Barclays Capital U.S. Aggregate Bond Index		8.55%	5.35%	5.53%	Oct 18, 2005

Lifestyle Aggressive Portfolio | Class R1, R3, R4 and R5 Shares
Fund summary John Hancock Lifestyle Aggressive Portfolio
Investment objective
To seek long-term growth of capital. Current income is not a consideration.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees Lifestyle Aggressive Portfolio Class R1, R3, R4 and R5 Shares	Class R1 - Lifestyle Aggressive Portfolio	Class R3 - Lifestyle Aggressive Portfolio	Class R4 - Lifestyle Aggressive Portfolio	Class R5 - Lifestyle Aggressive Portfolio
Maximum front-end sales charge (load) on purchases as a % of purchase price	none	none	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	none	none	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifestyle Aggressive Portfolio Class R1, R3, R4 and R5 Shares		Class R1 - Lifestyle Aggressive Portfolio	Class R3 - Lifestyle Aggressive Portfolio	Class R4 - Lifestyle Aggressive Portfolio	Class R5 - Lifestyle Aggressive Portfolio
Management fee		0.05%	0.05%	0.05%	0.05%
Distribution and service (12b-1) fees		0.50%	0.50%	0.25%	none
Other expenses	[1]	0.12%	0.12%	0.15%	0.14%
Service plan fee		0.20%	0.15%	0.08%	0.05%
Acquired fund fees and expenses	[2]	0.88%	0.88%	0.88%	0.88%
Total annual fund operating expenses		1.75%	1.70%	1.41%	1.12%
[1]	"Other expenses" reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.
[2]	"Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ( $)
Expense Example Lifestyle Aggressive Portfolio Class R1, R3, R4 and R5 Shares (USD $)	Class R1 - Lifestyle Aggressive Portfolio	Class R3 - Lifestyle Aggressive Portfolio	Class R4 - Lifestyle Aggressive Portfolio	Class R5 - Lifestyle Aggressive Portfolio
1 Year	178	173	144	114
3 Years	551	536	446	356
5 Years	949	923	771	617
10 Years	2,062	2,009	1,691	1,363

Portfolio turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 19% of the average value of its portfolio.
19.00%
Principal investment strategies

The fund operates as a fund of funds and, except as otherwise described below, normally invests approximately 100% of its assets in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10%. Thus, based on its target percentage allocation of approximately 100% of assets in equity underlying funds, the fund may have an equity/fixed-income underlying fund allocation of 90%/10%. Although variations beyond the 10% range are generally not permitted, the subadvisers may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities and science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives, such as options on securities and futures contracts.

The fund may also invest in affiliated and nonaffiliated investment companies. In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currency forward contracts. The fund is also authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, closed-end funds, partnerships and short selling securities.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Lifestyle Portfolios with greater target allocations to underlying funds that invest primarily in fixed-income securities, equity security risks are more prevalent than in other Lifestyle Portfolios. In addition to equity securities risk, the fund’s other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 23 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling Signature Services at 1-888-972-8696 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R3 shares and would be different for other share classes.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns These are shown only for Class R3 shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

MSCI EAFE Total Return Index (Europe, Australasia, Far East) is a free floating adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

Calendar year total returns — Class R3 (%)

Best quarter: Q2 ’09, 20.68% Worst quarter: Q4 ’08, -24.35%
Average annual total returns (%) as of 12-31-10
Average Annual Total Returns Lifestyle Aggressive Portfolio Class R1, R3, R4 and R5 Shares	Column	1 Year	5 Year	Inception	Inception Date
before tax Class R1 - Lifestyle Aggressive Portfolio	Class R1	14.99%		1.29%	Sep 18, 2006
before tax Class R3 - Lifestyle Aggressive Portfolio	Class R3	15.21%	2.15%	3.29%	Oct 18, 2005
before tax Class R4 - Lifestyle Aggressive Portfolio	Class R4	15.56%	2.43%	3.57%	Oct 18, 2005
before tax Class R5 - Lifestyle Aggressive Portfolio	Class R5	15.84%	2.72%	3.86%	Oct 18, 2005
After tax on distributions Class R3 - Lifestyle Aggressive Portfolio	Class R3	14.77%	1.18%	2.32%	Oct 18, 2005
After tax on distributions, with sales Class R3 - Lifestyle Aggressive Portfolio	Class R3	9.88%	1.36%	2.34%	Oct 18, 2005
S&P 500 Index		15.06%	2.29%
S&P 500 Index Inception Date, 2005-10-18				3.22%	Oct 18, 2005
S&P 500 Index Inception Date, 2006-09-18				1.03%	Sep 18, 2006
MSCI EAFE Index		8.21%	2.94%
MSCI EAFE Index Inception Date, 2005-10-18				4.28%	Oct 18, 2005
MSCI EAFE Index Inception Date, 2006-09-18				0.51%	Sep 18, 2006

Lifestyle Growth Portfolio | Class R1, R3, R4 and R5 Shares
Fund summary John Hancock Lifestyle Growth Portfolio
Investment objective
To seek long-term growth of capital. Current income is also a consideration.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees Lifestyle Growth Portfolio Class R1, R3, R4 and R5 Shares	Class R1 - Lifestyle Growth Portfolio	Class R3 - Lifestyle Growth Portfolio	Class R4 - Lifestyle Growth Portfolio	Class R5 - Lifestyle Growth Portfolio
Maximum front-end sales charge (load) on purchases as a % of purchase price	none	none	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	none	none	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifestyle Growth Portfolio Class R1, R3, R4 and R5 Shares		Class R1 - Lifestyle Growth Portfolio	Class R3 - Lifestyle Growth Portfolio	Class R4 - Lifestyle Growth Portfolio	Class R5 - Lifestyle Growth Portfolio
Management fee		0.04%	0.04%	0.04%	0.04%
Distribution and service (12b-1) fees		0.50%	0.50%	0.25%	none
Other expenses	[1]	0.11%	0.10%	0.10%	0.11%
Service plan fee		0.18%	0.15%	0.08%	0.05%
Acquired fund fees and expenses	[2]	0.84%	0.84%	0.84%	0.84%
Total annual fund operating expenses		1.67%	1.63%	1.31%	1.04%
[1]	"Other expenses" reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.
[2]	"Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ( $)
Expense Example Lifestyle Growth Portfolio Class R1, R3, R4 and R5 Shares (USD $)	Class R1 - Lifestyle Growth Portfolio	Class R3 - Lifestyle Growth Portfolio	Class R4 - Lifestyle Growth Portfolio	Class R5 - Lifestyle Growth Portfolio
1 Year	170	166	133	106
3 Years	526	514	415	331
5 Years	907	887	718	574
10 Years	1,976	1,933	1,579	1,271

Portfolio turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 19% of the average value of its portfolio.
19.00%
Principal investment strategies

The fund operates as fund of funds and, except as otherwise described below, normally invests approximately 20% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 80% of its assets in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 80% of its assets in equity underlying funds and 20% of its assets in fixed-income underlying funds, the fund may have an equity/fixed-income underlying funds allocation ranging between 90%/10% and 70%/30%. Although variations beyond the 10% range are generally not permitted, the subadvisers may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its goal.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives, such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in affiliated and nonaffiliated investment companies. In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currency forward contracts. The fund is also authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, closed-end funds, partnerships and short selling securities.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Lifestyle Portfolios with greater target allocations to underlying funds that invest primarily in fixed-income securities, equity security risks are more prevalent than in these other Lifestyle Portfolios. In addition to equity securities risk, the fund’s other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 23 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling Signature Services at 1-888-972-8696 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R3 shares and would be different for other share classes.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns These are shown only for Class R3 shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 80% S&P 500 Index/20% Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns — Class R3 (%)

Best quarter: Q2 ’09, 18.90% Worst quarter: Q4 ’08, -20.90%
Average annual total returns (%) as of 12-31-10
Average Annual Total Returns Lifestyle Growth Portfolio Class R1, R3, R4 and R5 Shares	Column	1 Year	5 Year	Inception	Inception Date
before tax Class R1 - Lifestyle Growth Portfolio	Class R1	14.28%		2.46%	Sep 18, 2006
before tax Class R3 - Lifestyle Growth Portfolio	Class R3	14.46%	3.10%	3.99%	Oct 18, 2005
before tax Class R4 - Lifestyle Growth Portfolio	Class R4	14.80%	3.39%	4.28%	Oct 18, 2005
before tax Class R5 - Lifestyle Growth Portfolio	Class R5	15.06%	3.69%	4.58%	Oct 18, 2005
After tax on distributions Class R3 - Lifestyle Growth Portfolio	Class R3	13.60%	1.81%	2.71%	Oct 18, 2005
After tax on distributions, with sales Class R3 - Lifestyle Growth Portfolio	Class R3	9.39%	1.94%	2.71%	Oct 18, 2005
S&P 500 Index		15.06%	2.29%
S&P 500 Index Inception Date, 2005-10-18				3.22%	Oct 18, 2005
S&P 500 Index Inception Date, 2006-09-18				1.03%	Sep 18, 2006
Barclays Capital U.S. Aggregate Bond Index		6.54%	5.80%
Barclays Capital U.S. Aggregate Bond Index Inception Date, 2005-10-18				5.79%	Oct 18, 2005
Barclays Capital U.S. Aggregate Bond Index Inception Date, 2006-09-18				6.26%	Sep 18, 2006
80% S&P 500 Index / 20% Barclays Capital U.S. Aggregate Bond Index		13.68%	3.25%
80% S&P 500 Index / 20% Barclays Capital U.S. Aggregate Bond Index Inception Date, 2005-10-18				3.99%	Oct 18, 2005
80% S&P 500 Index / 20% Barclays Capital U.S. Aggregate Bond Index Inception Date, 2006-09-18				2.36%	Sep 18, 2006

Lifestyle Balanced Portfolio | Class R1, R3, R4 and R5 Shares
Fund summary John Hancock Lifestyle Balanced Portfolio
Investment objective
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees Lifestyle Balanced Portfolio Class R1, R3, R4 and R5 Shares	Class R1 - Lifestyle Balanced Portfolio	Class R3 - Lifestyle Balanced Portfolio	Class R4 - Lifestyle Balanced Portfolio	Class R5 - Lifestyle Balanced Portfolio
Maximum front-end sales charge (load) on purchases as a % of purchase price	none	none	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	none	none	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifestyle Balanced Portfolio Class R1, R3, R4 and R5 Shares		Class R1 - Lifestyle Balanced Portfolio	Class R3 - Lifestyle Balanced Portfolio	Class R4 - Lifestyle Balanced Portfolio	Class R5 - Lifestyle Balanced Portfolio
Management fee		0.04%	0.04%	0.04%	0.04%
Distribution and service (12b-1) fees		0.50%	0.50%	0.25%	none
Other expenses	[1]	0.09%	0.09%	0.09%	0.08%
Service plan fee		0.22%	0.15%	0.06%	0.05%
Acquired fund fees and expenses	[2]	0.82%	0.82%	0.82%	0.82%
Total annual fund operating expenses		1.67%	1.60%	1.26%	0.99%
[1]	"Other expenses" reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.
[2]	"Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ( $)
Expense Example Lifestyle Balanced Portfolio Class R1, R3, R4 and R5 Shares (USD $)	Class R1 - Lifestyle Balanced Portfolio	Class R3 - Lifestyle Balanced Portfolio	Class R4 - Lifestyle Balanced Portfolio	Class R5 - Lifestyle Balanced Portfolio
1 Year	170	163	128	101
3 Years	526	505	400	315
5 Years	907	871	692	547
10 Years	1,976	1,900	1,523	1,213

Portfolio turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 19% of the average value of its portfolio.
19.00%
Principal investment strategies

The fund operates as fund of funds and, except as otherwise described below, normally invests approximately 40% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 60% of its assets in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 60% of its assets in equity underlying funds and 40% of its assets in fixed-income underlying funds, the fund may have an equity/fixed-income underlying funds allocation ranging between 70%/30% and 50%/50%. Although variations beyond the 10% range are generally not permitted, the subadvisers may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its goal.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives, such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in affiliated and nonaffiliated investment companies. In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currency forward contracts. The fund is also authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, closed-end funds, partnerships and short selling securities.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Lifestyle Portfolios with greater target allocations to underlying funds that invest primarily in fixed-income securities, equity security risks are more prevalent than in these other Lifestyle Portfolios. In addition to equity securities risk, the fund’s other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 23 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling Signature Services at 1-888-972-8696 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R3 shares and would be different for other share classes.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns These are shown only for Class R3 shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 60% S&P 500 Index/40% Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns — Class R3 (%)

Best quarter: Q2 ’09, 17.51% Worst quarter: Q4 ’08, -18.06%
Average annual total returns (%) as of 12-31-10
Average Annual Total Returns Lifestyle Balanced Portfolio Class R1, R3, R4 and R5 Shares	Column	1 Year	5 Year	Inception	Inception Date
before tax Class R1 - Lifestyle Balanced Portfolio	Class R1	12.75%		3.17%	Sep 18, 2006
before tax Class R3 - Lifestyle Balanced Portfolio	Class R3	12.89%	3.85%	4.51%	Oct 18, 2005
before tax Class R4 - Lifestyle Balanced Portfolio	Class R4	13.19%	4.14%	4.81%	Oct 18, 2005
before tax Class R5 - Lifestyle Balanced Portfolio	Class R5	13.52%	4.45%	5.11%	Oct 18, 2005
After tax on distributions Class R3 - Lifestyle Balanced Portfolio	Class R3	11.66%	2.33%	3.00%	Oct 18, 2005
After tax on distributions, with sale Class R3 - Lifestyle Balanced Portfolio	Class R3	8.35%	2.42%	3.00%	Oct 18, 2005
S&P 500 Index		15.06%	2.29%
S&P 500 Index Inception Date, 2005-10-18				3.22%	Oct 18, 2005
S&P 500 Index Inception Date, 2006-09-18				1.03%	Sep 18, 2006
Barclays Capital U.S. Aggregate Bond Index		6.54%	5.80%
Barclays Capital U.S. Aggregate Bond Index Inception Date, 2005-10-18				5.79%	Oct 18, 2005
Barclays Capital U.S. Aggregate Bond Index Inception Date, 2006-09-18				6.26%	Sep 18, 2006
60% S&P 500 Index / 40% Barclays Capital U.S. Aggregate Bond Index		12.13%	4.08%
60% S&P 500 Index / 40% Barclays Capital U.S. Aggregate Bond Index Inception Date, 2005-10-18				4.63%	Oct 18, 2005
60% S&P 500 Index / 40% Barclays Capital U.S. Aggregate Bond Index Inception Date, 2006-09-18				3.54%	Sep 18, 2006

Lifestyle Moderate Portfolio | Class R1, R3, R4 and R5 Shares
Fund summary John Hancock Lifestyle Moderate Portfolio
Investment objective
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees Lifestyle Moderate Portfolio Class R1, R3, R4 and R5 Shares	Class R1 - Lifestyle Moderate Portfolio	Class R3 - Lifestyle Moderate Portfolio	Class R4 - Lifestyle Moderate Portfolio	Class R5 - Lifestyle Moderate Portfolio
Maximum front-end sales charge (load) on purchases as a % of purchase price	none	none	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	none	none	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifestyle Moderate Portfolio Class R1, R3, R4 and R5 Shares		Class R1 - Lifestyle Moderate Portfolio	Class R3 - Lifestyle Moderate Portfolio	Class R4 - Lifestyle Moderate Portfolio	Class R5 - Lifestyle Moderate Portfolio
Management fee		0.04%	0.04%	0.04%	0.04%
Distribution and service (12b-1) fees		0.50%	0.50%	0.25%	none
Other expenses	[1]	0.14%	0.15%	0.19%	0.14%
Service plan fee		0.22%	0.15%	0.08%	0.04%
Acquired fund fees and expenses	[2]	0.77%	0.77%	0.77%	0.77%
Total annual fund operating expenses		1.67%	1.61%	1.33%	0.99%
[1]	"Other expenses" reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.
[2]	"Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ( $)
Expense Example Lifestyle Moderate Portfolio Class R1, R3, R4 and R5 Shares (USD $)	Class R1 - Lifestyle Moderate Portfolio	Class R3 - Lifestyle Moderate Portfolio	Class R4 - Lifestyle Moderate Portfolio	Class R5 - Lifestyle Moderate Portfolio
1 Year	170	164	135	101
3 Years	526	508	421	315
5 Years	907	876	729	547
10 Years	1,976	1,911	1,601	1,213

Portfolio turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 20% of the average value of its portfolio.
20.00%
Principal investment strategies

The fund operates as a fund of funds and, except as otherwise described below, normally invests approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 40% in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity underlying funds and 60% in fixed-income underlying funds, the fund may have an equity/fixed income underlying fund allocation ranging between 50%/50% and 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadvisers may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives, such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in affiliated and nonaffiliated investment companies. In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currency forward contracts. The fund is also authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, closed-end funds, partnerships and short selling securities.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in fixed-income securities than John Hancock Lifestyle Portfolios with greater target allocations to underlying funds that invest primarily in equity securities, fixed-income securities risks are more prevalent than in these other Lifestyle Portfolios. In addition to fixed-income securities risk, the fund’s other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 23 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Risks of investing in the underlying funds

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling Signature Services at 1-888-972-8696 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R3 shares and would be different for other share classes.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns These are shown only for Class R3 shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 40% S&P 500 Index/60% Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns — Class R3 (%)

Best quarter: Q2 ’09, 14.37% Worst quarter: Q4 ’08, -13.05%
Average annual total returns (%) as of 12-31-10
Average Annual Total Returns Lifestyle Moderate Portfolio Class R1, R3, R4 and R5 Shares	Column	1 Year	5 Year	Inception	Inception Date
before tax Class R1 - Lifestyle Moderate Portfolio	Class R1	11.45%		4.07%	Sep 18, 2006
before tax Class R3 - Lifestyle Moderate Portfolio	Class R3	11.56%	4.34%	4.78%	Oct 18, 2005
before tax Class R4 - Lifestyle Moderate Portfolio	Class R4	11.84%	4.59%	5.04%	Oct 18, 2005
before tax Class R5 - Lifestyle Moderate Portfolio	Class R5	12.35%	4.95%	5.39%	Oct 18, 2005
After tax on distributions Class R3 - Lifestyle Moderate Portfolio	Class R3	10.06%	2.69%	3.15%	Oct 18, 2005
After tax on distributions, with sale Class R3 - Lifestyle Moderate Portfolio	Class R3	7.48%	2.74%	3.13%	Oct 18, 2005
S&P 500 Index		15.06%	2.29%
S&P 500 Index Inception Date, 2005-10-18				3.22%	Oct 18, 2005
S&P 500 Index Inception Date, 2006-09-18				1.03%	Sep 18, 2006
Barclays Capital U.S. Aggregate Bond Index		6.54%	5.80%
Barclays Capital U.S. Aggregate Bond Index Inception Date, 2005-10-18				5.79%	Oct 18, 2005
Barclays Capital U.S. Aggregate Bond Index Inception Date, 2006-09-18				6.26%	Sep 18, 2006
40% S&P 500 Index / 60% Barclays Capital U.S. Aggregate Bond Index		10.41%	4.78%
40% S&P 500 Index / 60% Barclays Capital U.S. Aggregate Bond Index Inception Date, 2005-10-18				5.15%	Oct 18, 2005
40% S&P 500 Index / 60% Barclays Capital U.S. Aggregate Bond Index Inception Date, 2006-09-18				4.59%	Sep 18, 2006

Lifestyle Conservative Portfolio | Class R1, R3, R4 and R5 Shares
Fund summary John Hancock Lifestyle Conservative Portfolio
Investment objective
To seek a high level of current income with some consideration given to growth of capital.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees Lifestyle Conservative Portfolio Class R1, R3, R4 and R5 Shares	Class R1 - Lifestyle Conservative Portfolio	Class R3 - Lifestyle Conservative Portfolio	Class R4 - Lifestyle Conservative Portfolio	Class R5 - Lifestyle Conservative Portfolio
Maximum front-end sales charge (load) on purchases as a % of purchase price	none	none	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	none	none	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifestyle Conservative Portfolio Class R1, R3, R4 and R5 Shares		Class R1 - Lifestyle Conservative Portfolio	Class R3 - Lifestyle Conservative Portfolio	Class R4 - Lifestyle Conservative Portfolio	Class R5 - Lifestyle Conservative Portfolio
Management fee		0.04%	0.04%	0.04%	0.04%
Distribution and service (12b-1) fees		0.50%	0.50%	0.25%	none
Other expenses	[1]	0.08%	0.14%	0.20%	0.14%
Service plan fee		0.23%	0.15%	0.09%	0.03%
Acquired fund fees and expenses	[2]	0.74%	0.74%	0.74%	0.74%
Total annual fund operating expenses		1.59%	1.57%	1.32%	0.95%
[1]	"Other expenses" reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.
[2]	"Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ( $)
Expense Example Lifestyle Conservative Portfolio Class R1, R3, R4 and R5 Shares (USD $)	Class R1 - Lifestyle Conservative Portfolio	Class R3 - Lifestyle Conservative Portfolio	Class R4 - Lifestyle Conservative Portfolio	Class R5 - Lifestyle Conservative Portfolio
1 Year	162	160	134	97
3 Years	502	496	418	303
5 Years	866	855	723	525
10 Years	1,889	1,867	1,590	1,166

Portfolio turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 24% of the average value of its portfolio.
24.00%
Principal investment strategies

The fund operates as a fund of funds and, except as otherwise described below, normally invests approximately 80% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 20% in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 20% of assets in equity underlying funds and 80% in fixed-income underlying funds, the fund may have an equity/fixed income underlying fund allocation ranging between 10%/90% and 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadvisers may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives, such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in affiliated and nonaffiliated investment companies. In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currency forward contracts. The fund is also authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, closed-end funds, partnerships and short selling securities.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in fixed-income securities than John Hancock Lifestyle Portfolios with greater target allocations to underlying funds that invest primarily in equity securities, fixed-income securities risks are more prevalent than in other Lifestyle Portfolios. In addition to fixed-income securities risk, the fund’s other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 23 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Risks of investing in the underlying funds

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts. Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling Signature Services at 1-888-972-8696 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R3 shares and would be different for other share classes.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns These are shown only for Class R3 shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 20% S&P 500 Index/80% Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns — Class R3 (%)

Best quarter: Q2 ’09, 10.99% Worst quarter: Q4 ’08, -8.08%
Average annual total returns (%) as of 12-31-10
Average Annual Total Returns Lifestyle Conservative Portfolio Class R1, R3, R4 and R5 Shares	Column	1 Year	5 Year	Inception	Inception Date
before tax Class R1 - Lifestyle Conservative Portfolio	Class R1	9.56%		4.85%	Sep 18, 2006
before tax Class R3 - Lifestyle Conservative Portfolio	Class R3	9.68%	4.96%	5.13%	Oct 18, 2005
before tax Class R4 - Lifestyle Conservative Portfolio	Class R4	9.90%	5.18%	5.35%	Oct 18, 2005
before tax Class R5 - Lifestyle Conservative Portfolio	Class R5	10.34%	5.54%	5.71%	Oct 18, 2005
After tax on distributions Class R3 - Lifestyle Conservative Portfolio	Class R3	8.07%	3.12%	3.32%	Oct 18, 2005
After tax on distributions, with sale Class R3 - Lifestyle Conservative Portfolio	Class R3	6.27%	3.15%	3.31%	Oct 18, 2005
S&P 500 Index		15.06%	2.29%
S&P 500 Index Inception Date, 2005-10-18				3.22%	Oct 18, 2005
S&P 500 Index Inception Date, 2006-09-18				1.03%	Sep 18, 2006
Barclays Capital U.S. Aggregate Bond Index		6.54%	5.80%
Barclays Capital U.S. Aggregate Bond Index Inception Date, 2005-10-18				5.79%	Oct 18, 2005
Barclays Capital U.S. Aggregate Bond Index Inception Date, 2006-09-18				6.26%	Sep 18, 2006
20% S&P 500 Index / 80% Barclays Capital U.S. Aggregate Bond Index		8.55%	5.35%
20% S&P 500 Index / 80% Barclays Capital U.S. Aggregate Bond Index Inception Date, 2005-10-18				5.53%	Oct 18, 2005
20% S&P 500 Index / 80% Barclays Capital U.S. Aggregate Bond Index Inception Date, 2006-09-18				5.50%	Sep 18, 2006

Lifestyle Aggressive Portfolio | Class 1 Shares
Fund summary John Hancock Lifestyle Aggressive Portfolio
Investment objective
To seek long-term growth of capital. Current income is not a consideration.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees	Lifestyle Aggressive Portfolio Class 1 Shares Class 1 - Lifestyle Aggressive Portfolio
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Lifestyle Aggressive Portfolio Class 1 Shares Class 1 - Lifestyle Aggressive Portfolio
Management fee		0.05%
Distribution and service (12b-1) fees		0.05%
Other expenses		0.02%
Acquired fund fees and expenses	[1]	0.88%
Total annual fund operating expenses		1.00%
[1]	"Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ( $)
Expense Example (USD $)	Lifestyle Aggressive Portfolio Class 1 Shares Class 1 - Lifestyle Aggressive Portfolio
1 Year	102
3 Years	318
5 Years	552
10 Years	1,225

Portfolio turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 19% of the average value of its portfolio.
19.00%
Principal investment strategies

The fund operates as a fund of funds and, except as otherwise described below, normally invests approximately 100% of its assets in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10%. Thus, based on its target percentage allocation of approximately 100% of assets in equity underlying funds, the fund may have an equity/fixed-income underlying fund allocation of 90%/10%. Although variations beyond the 10% range are generally not permitted, the subadvisers may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities and science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives, such as options on securities and futures contracts.

The fund may also invest in affiliated and nonaffiliated investment companies. In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currency forward contracts. The fund is also authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, closed-end funds, partnerships and short selling securities.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Lifestyle Portfolios with greater target allocations to underlying funds that invest primarily in fixed-income securities, equity security risks are more prevalent than in other Lifestyle Portfolios. In addition to equity securities risk, the fund’s other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 23 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund, by showing changes in the fund’s performance from year to year; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained by calling John Hancock Funds at 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

MSCI EAFE Total Return Index (Europe, Australasia, Far East) is a free floating adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

Calendar year total returns — Class 1 (%)

Best quarter: Q2 ’09, 20.94% Worst quarter: Q4 ’08, -24.21%
Average annual total returns (%) as of 12-31-10
Average Annual Total Returns Lifestyle Aggressive Portfolio Class 1 Shares	Column	1 Year	5 Year	Inception	Inception Date
before tax Class 1 - Lifestyle Aggressive Portfolio	Class 1	16.01%	2.86%	4.00%	Oct 15, 2005
After tax on distributions Class 1 - Lifestyle Aggressive Portfolio	Class 1	15.31%	1.63%	2.77%	Oct 15, 2005
After tax on distributions, with sale Class 1 - Lifestyle Aggressive Portfolio	Class 1	10.40%	1.81%	2.78%	Oct 15, 2005
S&P 500 Index		15.06%	2.29%	3.28%	Oct 15, 2005
MSCI EAFE Index (Europe, Australasia, Far East) (gross foreign withholding taxes on dividends)		8.21%	2.94%	4.18%	Oct 15, 2005

Lifestyle Growth Portfolio | Class 1 Shares
Fund summary John Hancock Lifestyle Growth Portfolio
Investment objective
To seek long-term growth of capital. Current income is also a consideration.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees	Lifestyle Growth Portfolio Class 1 Shares
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Lifestyle Growth Portfolio Class 1 Shares
Management fee		0.04%
Distribution and service (12b-1) fees		0.05%
Other expenses		0.02%
Acquired fund fees and expenses	[1]	0.84%
Total annual fund operating expenses		0.95%
[1]	"Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ( $)
Expense Example (USD $)	Lifestyle Growth Portfolio Class 1 Shares
1 Year	97
3 Years	303
5 Years	525
10 Years	1,166

Portfolio turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 19% of the average value of its portfolio.
19.00%
Principal investment strategies

The fund operates as fund of funds and, except as otherwise described below, normally invests approximately 20% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 80% of its assets in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 80% of its assets in equity underlying funds and 20% of its assets in fixed-income underlying funds, the fund may have an equity/fixed-income underlying funds allocation ranging between 90%/10% and 70%/30%. Although variations beyond the 10% range are generally not permitted, the subadvisers may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its goal.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives, such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in affiliated and nonaffiliated investment companies. In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currency forward contracts. The fund is also authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, closed-end funds, partnerships and short selling securities.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Lifestyle Portfolios with greater target allocations to underlying funds that invest primarily in fixed-income securities, equity security risks are more prevalent than in these other Lifestyle Portfolios. In addition to equity securities risk, the fund’s other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 23 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund, by showing changes in the fund’s performance from year to year; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained by calling John Hancock Funds at 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 80% S&P 500 Index/20% Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns — Class 1 (%)

Best quarter: Q2 ’09, 19.09% Worst quarter: Q4 ’08, -20.79%
Average annual total returns (%) as of 12-31-10
Average Annual Total Returns Lifestyle Growth Portfolio Class 1 Shares	Column	1 Year	5 Year	Inception	Inception Date
before tax Class 1 - Lifestyle Growth Portfolio	Class 1	15.30%	3.81%	4.70%	Oct 15, 2005
After tax on distributions Class 1 - Lifestyle Growth Portfolio	Class 1	14.19%	2.29%	3.18%	Oct 15, 2005
After tax on distributions, with sale Class 1 - Lifestyle Growth Portfolio	Class 1	9.94%	2.40%	3.18%	Oct 15, 2005
S&P 500 Index		15.06%	2.29%	3.28%	Oct 15, 2005
Barclays Capital U.S. Aggregate Bond Index		6.54%	5.80%	5.79%	Oct 15, 2005
80% S&P 500 Index / 20% Barclays Capital U.S. Aggregate Bond Index		13.68%	3.25%	4.03%	Oct 15, 2005

Lifestyle Balanced Portfolio | Class 1 Shares
Fund summary John Hancock Lifestyle Balanced Portfolio
Investment objective
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees	Lifestyle Balanced Portfolio Class 1 Shares Class 1 - Lifestyle Balanced Portfolio
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Lifestyle Balanced Portfolio Class 1 Shares Class 1 - Lifestyle Balanced Portfolio
Management fee		0.04%
Distribution and service (12b-1) fees		0.05%
Other expenses		0.02%
Acquired fund fees and expenses	[1]	0.82%
Total annual fund operating expenses		0.93%
[1]	"Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ( $)
Expense Example (USD $)	Lifestyle Balanced Portfolio Class 1 Shares Class 1 - Lifestyle Balanced Portfolio
1 Year	95
3 Years	296
5 Years	515
10 Years	1,143

Portfolio turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 19% of the average value of its portfolio.
19.00%
Principal investment strategies

The fund operates as fund of funds and, except as otherwise described below, normally invests approximately 40% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 60% of its assets in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 60% of its assets in equity underlying funds and 40% of its assets in fixed-income underlying funds, the fund may have an equity/fixed-income underlying funds allocation ranging between 70%/30% and 50%/50%. Although variations beyond the 10% range are generally not permitted, the subadvisers may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its goal.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives, such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in affiliated and nonaffiliated investment companies. In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currency forward contracts. The fund is also authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, closed-end funds, partnerships and short selling securities.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Lifestyle Portfolios with greater target allocations to underlying funds that invest primarily in fixed-income securities, equity security risks are more prevalent than in these other Lifestyle Portfolios. In addition to equity securities risk, the fund’s other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 23 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund, by showing changes in the fund’s performance from year to year; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained by calling John Hancock Funds at 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 60% S&P 500 Index/40% Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns — Class 1 (%)

Best quarter: Q2 ’09, 17.74% Worst quarter: Q4 ’08, -17.88%
Average annual total returns (%) as of 12-31-10
Average Annual Total Returns Lifestyle Balanced Portfolio Class 1 Shares	Column	1 Year	5 Year	Inception	Inception Date
before tax Class 1 - Lifestyle Balanced Portfolio	Class 1	13.57%	4.52%	5.18%	Oct 15, 2005
After tax on distributions Class 1 - Lifestyle Balanced Portfolio	Class 1	12.07%	2.77%	3.44%	Oct 15, 2005
After tax on distributions, with sale Class 1 - Lifestyle Balanced Portfolio	Class 1	8.78%	2.86%	3.44%	Oct 15, 2005
S&P 500 Index		15.06%	2.29%	3.28%	Oct 15, 2005
Barclays Capital U.S. Aggregate Bond Index		6.54%	5.80%	5.79%	Oct 15, 2005
60% S&P 500 Index / 40% Barclays Capital U.S. Aggregate Bond Index		12.13%	4.08%	4.66%	Oct 15, 2005

Lifestyle Moderate Portfolio | Class 1 Shares
Fund summary John Hancock Lifestyle Moderate Portfolio
Investment objective
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees	Lifestyle Moderate Portfolio Class 1 Shares Class 1 - Lifestyle Moderate Portfolio
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Lifestyle Moderate Portfolio Class 1 Shares Class 1 - Lifestyle Moderate Portfolio
Management fee		0.04%
Distribution and service (12b-1) fees		0.05%
Other expenses		0.02%
Acquired fund fees and expenses	[1]	0.77%
Total annual fund operating expenses		0.88%
[1]	"Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ( $)
Expense Example (USD $)	Lifestyle Moderate Portfolio Class 1 Shares Class 1 - Lifestyle Moderate Portfolio
1 Year	90
3 Years	281
5 Years	488
10 Years	1,084

Portfolio turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 20% of the average value of its portfolio.
20.00%
Principal investment strategies

The fund operates as a fund of funds and, except as otherwise described below, normally invests approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 40% in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity underlying funds and 60% in fixed-income underlying funds, the fund may have an equity/fixed income underlying fund allocation ranging between 50%/50% and 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadvisers may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives, such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in affiliated and nonaffiliated investment companies. In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currency forward contracts. The fund is also authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, closed-end funds, partnerships and short selling securities.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in fixed-income securities than John Hancock Lifestyle Portfolios with greater target allocations to underlying funds that invest primarily in equity securities, fixed-income securities risks are more prevalent than in these other Lifestyle Portfolios. In addition to fixed-income securities risk, the fund’s other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 23 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Risks of investing in the underlying funds

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund, by showing changes in the fund’s performance from year to year; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained by calling John Hancock Funds at 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 40% S&P 500 Index/60% Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns — Class 1 (%)

Best quarter: Q2 ’09, 14.68% Worst quarter: Q4 ’08, -12.91%
Average annual total returns (%) as of 12-31-10
Average Annual Total Returns Lifestyle Moderate Portfolio Class 1 Shares	Column	1 Year	5 Year	Inception	Inception Date
before tax Class 1 - Lifestyle Moderate Portfolio	Class 1	12.43%	5.08%	5.49%	Oct 15, 2005
After tax on distributions Class 1 - Lifestyle Moderate Portfolio	Class 1	10.66%	3.18%	3.62%	Oct 15, 2005
After tax on distributions, with sale Class 1 - Lifestyle Moderate Portfolio	Class 1	8.04%	3.22%	3.59%	Oct 15, 2005
S&P 500 Index		15.06%	2.29%	3.28%	Oct 15, 2005
Barclays Capital U.S. Aggregate Bond Index		6.54%	5.80%	5.79%	Oct 15, 2005
40% S&P 500 Index / 60% Barclays Capital U.S. Aggregate Bond Index		10.41%	4.78%	5.17%	Oct 15, 2005

Lifestyle Conservative Portfolio | Class 1 Shares
Fund summary John Hancock Lifestyle Conservative Portfolio
Investment objective
To seek a high level of current income with some consideration given to growth of capital.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees	Lifestyle Conservative Portfolio Class 1 Shares Class 1 - Lifestyle Conservative Portfolio
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Lifestyle Conservative Portfolio Class 1 Shares Class 1 - Lifestyle Conservative Portfolio
Management fee		0.04%
Distribution and service (12b-1) fees		0.05%
Other expenses		0.02%
Acquired fund fees and expenses	[1]	0.74%
Total annual fund operating expenses		0.85%
[1]	"Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ( $)
Expense Example (USD $)	Lifestyle Conservative Portfolio Class 1 Shares Class 1 - Lifestyle Conservative Portfolio
1 Year	87
3 Years	271
5 Years	471
10 Years	1,049

Portfolio turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 24% of the average value of its portfolio.
24.00%
Principal investment strategies

The fund operates as a fund of funds and, except as otherwise described below, normally invests approximately 80% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 20% in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 20% of assets in equity underlying funds and 80% in fixed-income underlying funds, the fund may have an equity/fixed income underlying fund allocation ranging between 10%/90% and 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadvisers may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives, such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in affiliated and nonaffiliated investment companies. In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currency forward contracts. The fund is also authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, closed-end funds, partnerships and short selling securities.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in fixed-income securities than John Hancock Lifestyle Portfolios with greater target allocations to underlying funds that invest primarily in equity securities, fixed-income securities risks are more prevalent than in other Lifestyle Portfolios. In addition to fixed-income securities risk, the fund’s other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 23 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Risks of investing in the underlying funds

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund, by showing changes in the fund’s performance from year to year; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained by calling John Hancock Funds at 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 20% S&P 500 Index/80% Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns — Class 1 (%)

Best quarter: Q2 ’09, 11.18% Worst quarter: Q4 ’08, -7.94%
Average annual total returns (%) as of 12-31-10
Average Annual Total Returns Lifestyle Conservative Portfolio Class 1 Shares	Column	1 Year	5 Year	Inception	Inception Date
before tax Class 1 - Lifestyle Conservative Portfolio	Class 1	10.51%	5.67%	5.83%	Oct 15, 2005
After tax on distributions Class 1 - Lifestyle Conservative Portfolio	Class 1	8.63%	3.59%	3.79%	Oct 15, 2005
After tax on distributions, with sale Class 1 - Lifestyle Conservative Portfolio	Class 1	6.80%	3.61%	3.77%	Oct 15, 2005
S&P 500 Index		15.06%	2.29%	3.28%	Oct 15, 2005
Barclays Capital U.S. Aggregate Bond Index		6.54%	5.80%	5.79%	Oct 15, 2005
20% S&P 500 Index / 80% Barclays Capital U.S. Aggregate Bond Index		8.55%	5.35%	5.54%	Oct 15, 2005

Lifestyle Growth Portfolio | Class 5 Shares
Fund summary John Hancock Lifestyle Growth Portfolio
Investment objective
To seek long-term growth of capital. Current income is also a consideration.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees	Lifestyle Growth Portfolio Class 5 Shares Class 5 - Lifestyle Growth Portfolio
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Lifestyle Growth Portfolio Class 5 Shares Class 5 - Lifestyle Growth Portfolio
Management fee		0.04%
Other expenses		0.02%
Acquired fund fees and expenses	[1]	0.84%
Total annual fund operating expenses		0.90%
[1]	"Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ( $)
Expense Example (USD $)	Lifestyle Growth Portfolio Class 5 Shares Class 5 - Lifestyle Growth Portfolio
1 Year	92
3 Years	287
5 Years	498
10 Years	1,108

Portfolio turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 19% of the average value of its portfolio.
19.00%
Principal investment strategies

The fund operates as fund of funds and, except as otherwise described below, normally invests approximately 20% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 80% of its assets in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 80% of its assets in equity underlying funds and 20% of its assets in fixed-income underlying funds, the fund may have an equity/fixed-income underlying funds allocation ranging between 90%/10% and 70%/30%. Although variations beyond the 10% range are generally not permitted, the subadvisers may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its goal.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives, such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in affiliated and nonaffiliated investment companies. In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currency forward contracts. The fund is also authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, closed-end funds, partnerships and short selling securities.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Lifestyle Portfolios with greater target allocations to underlying funds that invest primarily in fixed-income securities, equity security risks are more prevalent than in these other Lifestyle Portfolios. In addition to equity securities risk, the fund’s other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 15 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund, by showing changes in the fund’s performance from year to year; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained by calling John Hancock Funds at 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 80% S&P 500 Index/20% Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns — Class 5 (%)

Best quarter: Q2 ’09, 19.11% Worst quarter: Q4 ’08, - 20.75%
Average annual total returns (%) as of 12-31-10
Average Annual Total Returns Lifestyle Growth Portfolio Class 5 Shares	Column	1 Year	Inception	Inception Date
before tax Class 5 - Lifestyle Growth Portfolio	Class 5	15.28%	3.52%	Jul 3, 2006
After tax on distributions Class 5 - Lifestyle Growth Portfolio	Class 5	14.15%	1.82%	Jul 3, 2006
After tax on distributions, with sale Class 5 - Lifestyle Growth Portfolio	Class 5	9.93%	2.05%	Jul 3, 2006
S&P 500 Index		15.06%	1.94%	Jul 3, 2006
Barclays Capital U.S. Aggregate Bond Index		6.54%	6.63%	Jul 3, 2006
80% S&P 500 Index / 20% Barclays Capital U.S. Aggregate Bond Index		13.68%	3.15%	Jul 3, 2006

Lifestyle Balanced Portfolio | Class 5 Shares
Fund summary John Hancock Lifestyle Balanced Portfolio
Investment objective
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees	Lifestyle Balanced Portfolio Class 5 Shares
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%)(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Lifestyle Balanced Portfolio Class 5 Shares Class 5 - Lifestyle Balanced Portfolio
Management fee		0.04%
Other expenses		0.02%
Acquired fund fees and expenses	[1]	0.82%
Total annual fund operating expenses		0.88%
[1]	"Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ( $)
Expense Example (USD $)	Lifestyle Balanced Portfolio Class 5 Shares Class 5 - Lifestyle Balanced Portfolio
1 Year	90
3 Years	281
5 Years	488
10 Years	1,084

Portfolio turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 19% of the average value of its portfolio.
19.00%
Principal investment strategies

The fund operates as fund of funds and, except as otherwise described below, normally invests approximately 40% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 60% of its assets in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 60% of its assets in equity underlying funds and 40% of its assets in fixed-income underlying funds, the fund may have an equity/fixed-income underlying funds allocation ranging between 70%/30% and 50%/50%. Although variations beyond the 10% range are generally not permitted, the subadvisers may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its goal.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives, such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in affiliated and nonaffiliated investment companies. In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currency forward contracts. The fund is also authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, closed-end funds, partnerships and short selling securities.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Lifestyle Portfolios with greater target allocations to underlying funds that invest primarily in fixed-income securities, equity security risks are more prevalent than in these other Lifestyle Portfolios. In addition to equity securities risk, the fund’s other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 15 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund, by showing changes in the fund’s performance from year to year; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained by calling John Hancock Funds at 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 60% S&P 500 Index/40% Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns — Class 5 (%)

Best quarter: Q2 '09, 17.62% Worst quarter: Q4 ’08, -17.87%
Average annual total returns (%) as of 12-31-10
Average Annual Total Returns Lifestyle Balanced Portfolio Class 5 Shares	Column	1 Year	Inception	Inception Date
before tax Class 5 - Lifestyle Balanced Portfolio	Class 5	13.71%	4.48%	Jul 3, 2006
After tax on distributions Class 5 - Lifestyle Balanced Portfolio	Class 5	12.19%	2.51%	Jul 3, 2006
After tax on distributions, with sale Class 5 - Lifestyle Balanced Portfolio	Class 5	8.87%	2.69%	Jul 3, 2006
S&P 500 Index		15.06%	1.94%	Jul 3, 2006
Barclays Capital U.S. Aggregate Bond Index		6.54%	6.63%	Jul 3, 2006
60% S&P 500 Index / 40% Barclays Capital U.S. Aggregate Bond Index		12.13%	4.23%	Jul 3, 2006

Lifestyle Moderate Portfolio | Class 5 Shares
Fund summary John Hancock Lifestyle Moderate Portfolio
Investment objective
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees	Lifestyle Moderate Portfolio Class 5 Shares Class 5 - Lifestyle Moderate Portfolio
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%)(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Lifestyle Moderate Portfolio Class 5 Shares Class 5 - Lifestyle Moderate Portfolio
Management fee		0.04%
Other expenses		0.02%
Acquired fund fees and expenses	[1]	0.77%
Total annual fund operating expenses		0.83%
[1]	"Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ( $)
Expense Example (USD $)	Lifestyle Moderate Portfolio Class 5 Shares Class 5 - Lifestyle Moderate Portfolio
1 Year	85
3 Years	265
5 Years	460
10 Years	1,025

Portfolio turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 20% of the average value of its portfolio.
20.00%
Principal investment strategies

The fund operates as a fund of funds and, except as otherwise described below, normally invests approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 40% in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity underlying funds and 60% in fixed-income underlying funds, the fund may have an equity/fixed income underlying fund allocation ranging between 50%/50% and 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadvisers may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives, such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in affiliated and nonaffiliated investment companies. In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currency forward contracts. The fund is also authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, closed-end funds, partnerships and short selling securities.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in fixed-income securities than John Hancock Lifestyle Portfolios with greater target allocations to underlying funds that invest primarily in equity securities, fixed-income securities risks are more prevalent than in these other Lifestyle Portfolios. In addition to fixed-income securities risk, the fund’s other main risk factors are listed below in alphabetical order.Before investing, be sure to read the additional descriptions of these risks beginning on page 15 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Risks of investing in the underlying funds

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund, by showing changes in the fund’s performance from year to year; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained by calling John Hancock Funds at 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 40% S&P 500 Index/60% Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns — Class 5 (%)

Best quarter: Q2 ’09, 14.71% Worst quarter: Q4 ’08, -12.82%
Average annual total returns (%) as of 12-31-10
Average Annual Total Returns Lifestyle Moderate Portfolio Class 5 Shares	Column	1 Year	Inception	Inception Date
before tax Class 5 - Lifestyle Moderate Portfolio	Class 5	12.50%	5.28%	Jul 3, 2006
After tax on distributions Class 5 - Lifestyle Moderate Portfolio	Class 5	10.70%	3.15%	Jul 3, 2006
After tax on distributions, with sale Class 5 - Lifestyle Moderate Portfolio	Class 5	8.08%	3.25%	Jul 3, 2006
S&P 500 Index		15.06%	1.94%	Jul 3, 2006
Barclays Capital U.S. Aggregate Bond Index		6.54%	6.63%	Jul 3, 2006
40% S&P 500 Index / 60% Barclays Capital U.S. Aggregate Bond Index		10.41%	5.16%	Jul 3, 2006

Retirement Distribution Portfolio | Class A Shares
John Hancock Retirement Distribution Portfolio
Investment objective
The fund seeks to provide a stated, targeted (non-guaranteed) quarterly distribution. As a secondary objective the fund seeks capital appreciation. This investment objective is non fundamental, which means that it can be changed by the Board of Trustees of the fund without shareholder approval.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 19 to 20 of the prospectus under "Sales charge reductions and waivers" or pages 87 to 90 of the fund’s statement of additional information under "Initial Sales Charge on Class A Shares."
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees		Retirement Distribution Portfolio Class A Shares Class A - Retirement Distribution Portfolio
Maximum front-end sales charge (load) on purchases as a % of purchase price		5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	[1]	1.00%
[1]	(on certain purchases, including those of $1 million or more )

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Retirement Distribution Portfolio Class A Shares Class A - Retirement Distribution Portfolio
Management fee		0.24%
Distribution and service (12b-1) fees		0.30%
Other expenses	[1]	1.75%
Acquired fund fees and expenses	[2]	0.62%
Total annual fund operating expenses		2.91%
Contractual expense reimbursement	[3]	(1.61%)
Total annual fund operating expenses after expense reimbursements		1.30%
[1]	"Other expenses" reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.
[2]	"Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
[3]	The adviser has contractually agreed to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the "Expenses" of the fund exceed 0.09% of average annual net assets (on an annualized basis) of the fund. "Expenses" means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) advisory fee, (f) distribution and service (12b-1) fees, (g) transfer agent fees and service fees, (h) blue-sky fees, (i) printing and postage, (j) acquired fees, (k) fees under any agreement or plan of the Trust dealing with services for shareholders or others with beneficial interests in shares of the Trust and (l) short dividend expense. The adviser has also contractually agreed to waive and/or reimburse all or a portion of certain class specific expenses including distribution and service (12b-1) fees, transfer agent fees, service fees, blue sky fees, and printing and postage fees to the extent necessary to maintain the fund's total class specific expenses at 0.35% for Class A. These expense limitation agreements expire on April 30, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ( $)
Expense Example (USD $)	Retirement Distribution Portfolio Class A Shares Class A - Retirement Distribution Portfolio
1 Year	626
3 Years	1,211
5 Years	1,821
10 Years	3,462

Expense Example, No Redemption (USD $)	Retirement Distribution Portfolio Class A Shares Class A - Retirement Distribution Portfolio
1 Year	626
3 Years	1,211
5 Years	1,821
10 Years	3,462

Portfolio turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.
29.00%
Principal investment strategies

The fund is designed for investors seeking an attractive level of distributions and the potential for modest capital appreciation over the long-term. Although the fund seeks capital appreciation as a secondary objective, the fund is not designed for significant wealth accumulation and is primarily intended to provide for distribution of assets over the long-term.

The targeted annual distribution rate currently is  $0.60 per share. This distribution rate is not guaranteed and may be decreased or increased in the future. The prospectus will be supplemented if the distribution rate is changed. The current distribution rate is available at www.jhfunds.com.

The fund may not have sufficient income from dividends, interest and distributable capital gains to pay the targeted distribution rate. Therefore, the fund’s policy of paying consistent distributions may result in a return of capital to shareholders (i.e., a shareholder would receive a portion of his or her investment back in the form of distributions).

The fund is a "fund of funds" that invests in a number of underlying funds as well as directly in securities and in certain derivative instruments. The subadviser to the fund allocates the assets of the fund among the underlying funds and other investments according to an asset allocation strategy that seeks to achieve the fund’s investment objective. The underlying funds in which the fund invests will change over time in response to changes in the value of the fund. The fund may invest in underlying funds not described in this section, including affiliated underlying and nonaffiliated funds.

The fund may invest in cash and cash equivalent securities within a wide range (0% to 100% of net assets) when the subadviser believes that the fund could benefit from maintaining a higher cash exposure.

The fund may invest in exchange-traded funds (ETFs). The fund may also invest in the securities of other investment companies and may make direct investments in other types of investments.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Before investing, be sure to read the additional descriptions of these risks beginning on page 8 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Retirement distribution risk Market fluctuations will affect the performance of the fund, and may impact the ability of the fund to make its target distribution.

Risks of investing in the underlying funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling Signature Services at 1-800-225-5291 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Calendar year total returns These do not include sales charges and would be lower if they did.

Average annual total returns These include sales charges. Performance of broad-based market indexes is included for comparison.

After-tax returns These reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 50% S&P 500 Index/50% Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns — Class A (%)

Best quarter: Q2 ’09, 15.50% Worst quarter: Q4 ’08, -11.35%
Average annual total returns (%) as of 12-31-10
Average Annual Total Returns Retirement Distribution Portfolio Class A Shares	Column	1 Year	Inception	Inception Date
before tax Class A - Retirement Distribution Portfolio	Class A	3.54%	(0.16%)	Jan 2, 2008
After tax on distributions Class A - Retirement Distribution Portfolio	Class A	1.66%	(2.21%)	Jan 2, 2008
After tax on distributions, with sale Class A - Retirement Distribution Portfolio	Class A	2.26%	(1.38%)	Jan 2, 2008
S&P 500 Index		15.06%	(2.86%)	Jan 2, 2008
Barclays Capital U.S. Aggregate Bond Index		6.54%	5.90%	Jan 2, 2008
50% S&P 500 Index / 50% Barclays Capital U.S. Aggregate Bond Index		11.29%	2.04%	Jan 2, 2008

Retirement Rising Distribution Portfolio | Class A Shares
Fund summary John Hancock Retirement Rising Distribution Portfolio
Investment objective
The fund seeks to provide a stated, targeted (non-guaranteed) quarterly distribution. As a secondary objective the fund seeks capital appreciation. This investment objective is nonfundamental which means that it can be changed by the Board of Trustees of the fund without shareholder approval.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 19 to 20 of the prospectus under "Sales charge reductions and waivers" or pages 87 to 90 of the fund's statement of additional information under "Initial Sales Charge on Class A Shares."
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees		Retirement Rising Distribution Portfolio Class A Shares Class A - Retirement Rising Distribution Portfolio
Maximum front-end sales charge (load) on purchases as a % of purchase price		5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	[1]	1.00%
[1]	(on certain purchases, including those of $1 million or more )

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Retirement Rising Distribution Portfolio Class A Shares Class A - Retirement Rising Distribution Portfolio
Management fee		0.24%
Distribution and service (12b-1) fees		0.30%
Other expenses	[1][2]	1.83%
Acquired fund fees and expenses	[3]	0.56%
Total annual fund operating expenses		2.93%
Contractual expense reimbursement	[4]	(1.70%)
Total annual fund operating expenses after expense reimbursements		1.23%
[1]	"Other expenses" reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.
[2]	"Other expenses" shown exclude certain one time fees incurred in the prior fiscal year. Had these fees been included, "Other expenses" would have been .05% higher.
[3]	"Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
[4]	The adviser has contractually agreed to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the "Expenses" of the fund exceed 0.09% of average annual net assets (on an annualized basis) of the fund. "Expenses" means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) advisory fee, (f) distribution and service (12b-1) fees, (g) transfer agent fees and service fees, (h) blue-sky fees, (i) printing and postage, (j) acquired fees, (k) fees under any agreement or plan of the Trust dealing with services for shareholders or others with beneficial interests in shares of the Trust and (l) short dividend expense. The adviser has also contractually agreed to waive and/or reimburse all or a portion of certain class specific expenses including distribution and service (12b-1) fees, transfer agent fees, service fees, blue sky fees, and printing and postage fees to the extent necessary to maintain the fund's total class specific expenses at 0.35% for Class A. These expense limitation agreements expire on April 30, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ( $)
Expense Example (USD $)	Retirement Rising Distribution Portfolio Class A Shares Class A - Retirement Rising Distribution Portfolio
1 Year	619
3 Years	1,209
5 Years	1,823
10 Years	3,474

Expense Example, No Redemption (USD $)	Retirement Rising Distribution Portfolio Class A Shares Class A - Retirement Rising Distribution Portfolio
1 Year	619
3 Years	1,209
5 Years	1,823
10 Years	3,474

Portfolio turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 29% of the average value of its portfolio.
29.00%
Principal investment strategies

The fund is designed for investors seeking a modest level of distributions that have the potential to increase with inflation and the potential for modest capital appreciation over the long-term. Although the fund seeks capital appreciation as a secondary objective, the fund is not designed for significant wealth accumulation and is primarily intended to provide for distribution of assets over the long-term.

The targeted annual distribution rate currently is  $0.405 per share. The fund intends to increase the distribution rate annually by the rate of inflation as measured by the average annual change in the Consumer Price Index (All Urban Consumers) over the three year period ended on November 30 of each year. For example, if the Rate of Inflation is 3%, then the annual distribution rate will be increased 3% from  $0.405 per share to  $0.417 per share. The annual increase in the distribution rate will be reflected in the first quarterly distribution each year.

This distribution rate, including the annual increase by the Rate of Inflation, is not guaranteed and may be decreased or increased in the future. The prospectus will be supplemented if the distribution rate is changed. The current distribution rate is available at www.jhfunds.com.

The fund may not have sufficient income from dividends, interest and capital gains to pay the targeted distribution rate. Therefore, the fund’s policy of paying consistent distributions may result in a return of capital to shareholders (i.e., a shareholder would receive a portion of his or her investment back in the form of distributions). For further information on return of capital, see “Distributions and account policies — Return of capital.”

The fund is a “fund of funds” that invests in a number of underlying funds as well as directly in securities and in certain derivative instruments. The subadviser to the fund allocates the assets of the fund among the underlying funds and other investments according to an asset allocation strategy that seeks to achieve the fund’s investment objective.

The fund may invest in cash and cash equivalent securities within a wide range (0% to 100% of net assets) when the subadviser believes that the fund could benefit from maintaining a higher cash exposure.

The fund may invest in exchange-traded funds (ETFs). The fund may also invest in the securities of other investment companies and may make direct investments in other types of investments.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Before investing, be sure to read the additional descriptions of these risks beginning on page 7 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Retirement distribution risk Market fluctuations will affect the performance of the fund, and may impact the ability of the fund to make its target distribution.

Risks of investing in the underlying funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling Signature Services at 1-800-225-5291 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Calendar year total returns These do not include sales charges and would be lower if they did.

Average annual total returns These include sales charges. Performance of broad-based market indexes is included for comparison.

After-tax returns These reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 50% S&P 500 Index/50% Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns — Class A (%)

Best quarter: Q2 ’09, 14.72% Worst quarter: Q4 ’08, -12.65%
Average annual total returns (%) as of 12-31-10
Average Annual Total Returns Retirement Rising Distribution Portfolio Class A Shares	Column	1 Year	Inception	Inception Date
before tax Class A - Retirement Rising Distribution Portfolio	Class A	2.49%	(0.15%)	Jan 2, 2008
After tax on distributions Class A - Retirement Rising Distribution Portfolio	Class A	0.37%	(1.81%)	Jan 2, 2008
After tax on distributions, with sale Class A - Retirement Rising Distribution Portfolio	Class A	1.59%	(1.12%)	Jan 2, 2008
S&P 500 Index		15.06%	(2.86%)	Jan 2, 2008
Barclays Capital U.S. Aggregate Bond Index		6.54%	5.90%	Jan 2, 2008
50% S&P 500 Index / 50% Barclays Capital U.S. Aggregate Bond Index		11.29%	2.04%	Jan 2, 2008

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Central Index Key	dei_EntityCentralIndexKey	0001331971
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 30, 2011
Prospectus Date	rr_ProspectusDate	Apr 30, 2011
Lifestyle Aggressive Portfolio | Class A, B and C Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary John Hancock Lifestyle Aggressive Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital. Current income is not a consideration.
Fees and expenses	jhf1331971_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 45 to 46 of the prospectus under "Sales charge reductions and waivers" or pages 87 to 90 of the fund’s statement of additional information under "Initial Sales Charge on Class A Shares."
Expense Breakpoint Discounts	jhf1331971_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
Expense example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses ( $)
Portfolio turnover	jhf1331971_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund operates as a fund of funds and, except as otherwise described below, normally invests approximately 100% of its assets in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10%. Thus, based on its target percentage allocation of approximately 100% of assets in equity underlying funds, the fund may have an equity/fixed-income underlying fund allocation of 90%/10%. Although variations beyond the 10% range are generally not permitted, the subadvisers may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities and science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives, such as options on securities and futures contracts.

The fund may also invest in affiliated and nonaffiliated investment companies. In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currency forward contracts. The fund is also authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, closed-end funds, partnerships and short selling securities.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Lifestyle Portfolios with greater target allocations to underlying funds that invest primarily in fixed-income securities, equity security risks are more prevalent than in other Lifestyle Portfolios. In addition to equity securities risk, the fund’s other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 27 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.
Past performance	jhf1331971_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling Signature Services at 1-800-225-5291 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Calendar year total returns These do not include sales charges and would have been lowered if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns These include sales charges for Class A. Performance of broad-based market indexes are included for comparison.

After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

MSCI EAFE Total Return Index (Europe, Australasia, Far East) is a free floating adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling Signature Services at 1-800-225-5291 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/FundPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5291
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns These do not include sales charges and would have been lowered if they did.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns These are shown only for Class A shares and would be different for other classes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

MSCI EAFE Total Return Index (Europe, Australasia, Far East) is a free floating adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns — Class A (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 '09, 20.68% Worst quarter: Q4 ’08, -24.36%
Average annual total returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (%) as of 12-31-10
Lifestyle Aggressive Portfolio | Class A, B and C Shares | Class A - Lifestyle Aggressive Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JALAX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.24%	[2]
Recoupment	rr_Component1OtherExpensesOverAssets	6.00%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.88%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.47%
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A - Sold
1 Year	rr_ExpenseExampleYear01	642
3 Years	rr_ExpenseExampleYear03	942
5 Years	rr_ExpenseExampleYear05	1,263
10 Years	rr_ExpenseExampleYear10	2,170
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A - Kept
1 Year	rr_ExpenseExampleNoRedemptionYear01	642
3 Years	rr_ExpenseExampleNoRedemptionYear03	942
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,263
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,170
Annual Total Returns	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	14.96%
2007	rr_AnnualReturn2007	8.00%
2008	rr_AnnualReturn2008	(42.40%)
2009	rr_AnnualReturn2009	36.04%
2010	rr_AnnualReturn2010	15.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.36%)
Lifestyle Aggressive Portfolio | Class A, B and C Shares | Class B - Lifestyle Aggressive Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JBLAX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.31%	[2],[4]
Recoupment	rr_Component1OtherExpensesOverAssets	0.04%	[4]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.88%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.24%
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B - Sold
1 Year	rr_ExpenseExampleYear01	727
3 Years	rr_ExpenseExampleYear03	1,000
5 Years	rr_ExpenseExampleYear05	1,400
10 Years	rr_ExpenseExampleYear10	2,381
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B - Kept
1 Year	rr_ExpenseExampleNoRedemptionYear01	227
3 Years	rr_ExpenseExampleNoRedemptionYear03	700
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,200
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,381
Lifestyle Aggressive Portfolio | Class A, B and C Shares | Class C - Lifestyle Aggressive Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCLAX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.24%	[2]
Recoupment	rr_Component1OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.88%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.17%
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C - Sold
1 Year	rr_ExpenseExampleYear01	320
3 Years	rr_ExpenseExampleYear03	679
5 Years	rr_ExpenseExampleYear05	1,164
10 Years	rr_ExpenseExampleYear10	2,503
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C - Kept
1 Year	rr_ExpenseExampleNoRedemptionYear01	220
3 Years	rr_ExpenseExampleNoRedemptionYear03	679
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,164
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,503
Lifestyle Aggressive Portfolio | Class A, B and C Shares | before tax | Class A - Lifestyle Aggressive Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	before tax
1 Year	rr_AverageAnnualReturnYear01	9.72%
5 Year	rr_AverageAnnualReturnYear05	1.32%
Inception	rr_AverageAnnualReturnSinceInception	2.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Aggressive Portfolio | Class A, B and C Shares | before tax | Class B - Lifestyle Aggressive Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B
Label	rr_AverageAnnualReturnLabel	before tax
1 Year	rr_AverageAnnualReturnYear01	9.61%
5 Year	rr_AverageAnnualReturnYear05	1.26%
Inception	rr_AverageAnnualReturnSinceInception	2.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Aggressive Portfolio | Class A, B and C Shares | before tax | Class C - Lifestyle Aggressive Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	before tax
1 Year	rr_AverageAnnualReturnYear01	13.61%
5 Year	rr_AverageAnnualReturnYear05	1.63%
Inception	rr_AverageAnnualReturnSinceInception	2.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Aggressive Portfolio | Class A, B and C Shares | After tax on distributions | Class A - Lifestyle Aggressive Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	After tax on distributions
1 Year	rr_AverageAnnualReturnYear01	9.24%
5 Year	rr_AverageAnnualReturnYear05	0.29%
Inception	rr_AverageAnnualReturnSinceInception	1.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Aggressive Portfolio | Class A, B and C Shares | After tax on distributions, with sale | Class A - Lifestyle Aggressive Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	After tax on distributions, with sale
1 Year	rr_AverageAnnualReturnYear01	6.31%
5 Year	rr_AverageAnnualReturnYear05	0.61%
Inception	rr_AverageAnnualReturnSinceInception	1.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Aggressive Portfolio | Class A, B and C Shares | S&P 500 Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Year	rr_AverageAnnualReturnYear05	2.29%
Inception	rr_AverageAnnualReturnSinceInception	3.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Aggressive Portfolio | Class A, B and C Shares | MSCI EAFE Index (Europe, Australasia, Far East) (gross of foreign withholding taxes on dividends)
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (Europe, Australasia, Far East) (gross of foreign withholding taxes on dividends)
1 Year	rr_AverageAnnualReturnYear01	8.21%
5 Year	rr_AverageAnnualReturnYear05	2.94%
Inception	rr_AverageAnnualReturnSinceInception	4.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Growth Portfolio | Class A, B and C Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary John Hancock Lifestyle Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital. Current income is also a consideration.
Fees and expenses	jhf1331971_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 45 to 46 of the prospectus under “Sales charge reductions and waivers” or pages 87 to 90 of the fund’s statement of additional information under “Initial Sales Charge on Class A Shares.”
Expense Breakpoint Discounts	jhf1331971_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
Expense example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses ( $)
Portfolio turnover	jhf1331971_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund operates as fund of funds and, except as otherwise described below, normally invests approximately 20% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 80% of its assets in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 80% of its assets in equity underlying funds and 20% of its assets in fixed-income underlying funds, the fund may have an equity/fixed-income underlying funds allocation ranging between 90%/10% and 70%/30%. Although variations beyond the 10% range are generally not permitted, the subadvisers may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its goal.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives, such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in affiliated and nonaffiliated investment companies. In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currency forward contracts. The fund is also authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, closed-end funds, partnerships and short selling securities.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Lifestyle Portfolios with greater target allocations to underlying funds that invest primarily in fixed-income securities, equity security risks are more prevalent than in these other Lifestyle Portfolios. In addition to equity securities risk, the fund’s other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 27 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.
Past performance	jhf1331971_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling Signature Services at 1-800-225-5291 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Calendar year total returns These do not include sales charges and would have been lowered if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns These include sales charges for Class A. Performance of broad-based market indexes are included for comparison.

After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 80% S&P 500 Index/20% Barclays Capital U.S. Aggregate Bond Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling Signature Services at 1-800-225-5291 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/FundPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5291
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns These do not include sales charges and would have been lowered if they did.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns These are shown only for Class A shares and would be different for other classes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 80% S&P 500 Index/20% Barclays Capital U.S. Aggregate Bond Index.

Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns — Class A (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 ’09, 18.87% Worst quarter: Q4 ’08, -20.85%
Average annual total returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (%) as of 12-31-10
Lifestyle Growth Portfolio | Class A, B and C Shares | Class A - Lifestyle Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JALGX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Recoupment	rr_Component1OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.43%
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A - Sold
1 Year	rr_ExpenseExampleYear01	638
3 Years	rr_ExpenseExampleYear03	930
5 Years	rr_ExpenseExampleYear05	1,243
10 Years	rr_ExpenseExampleYear10	2,127
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A - Kept
1 Year	rr_ExpenseExampleNoRedemptionYear01	638
3 Years	rr_ExpenseExampleNoRedemptionYear03	930
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,243
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,127
Annual Total Returns	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	13.02%
2007	rr_AnnualReturn2007	6.96%
2008	rr_AnnualReturn2008	(36.89%)
2009	rr_AnnualReturn2009	34.54%
2010	rr_AnnualReturn2010	14.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.85%)
Lifestyle Growth Portfolio | Class A, B and C Shares | Class B - Lifestyle Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JBLGX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.26%	[2],[4]
Recoupment	rr_Component1OtherExpensesOverAssets	0.02%	[4]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.14%
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B- Sold
1 Year	rr_ExpenseExampleYear01	717
3 Years	rr_ExpenseExampleYear03	970
5 Years	rr_ExpenseExampleYear05	1,349
10 Years	rr_ExpenseExampleYear10	2,292
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B - Kept
1 Year	rr_ExpenseExampleNoRedemptionYear01	217
3 Years	rr_ExpenseExampleNoRedemptionYear03	670
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,149
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,292
Lifestyle Growth Portfolio | Class A, B and C Shares | Class C - Lifestyle Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCLGX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.24%	[2]
Recoupment	rr_Component1OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.12%
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C - Sold
1 Year	rr_ExpenseExampleYear01	315
3 Years	rr_ExpenseExampleYear03	664
5 Years	rr_ExpenseExampleYear05	1,139
10 Years	rr_ExpenseExampleYear10	2,452
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C - Kept
1 Year	rr_ExpenseExampleNoRedemptionYear01	215
3 Years	rr_ExpenseExampleNoRedemptionYear03	664
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,139
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,452
Lifestyle Growth Portfolio | Class A, B and C Shares | before tax | Class A - Lifestyle Growth Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	before tax
1 Year	rr_AverageAnnualReturnYear01	8.99%
5 Year	rr_AverageAnnualReturnYear05	2.27%
Inception	rr_AverageAnnualReturnSinceInception	3.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Growth Portfolio | Class A, B and C Shares | before tax | Class B - Lifestyle Growth Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B
Label	rr_AverageAnnualReturnLabel	before tax
1 Year	rr_AverageAnnualReturnYear01	8.81%
5 Year	rr_AverageAnnualReturnYear05	2.21%
Inception	rr_AverageAnnualReturnSinceInception	3.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Growth Portfolio | Class A, B and C Shares | before tax | Class C - Lifestyle Growth Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	before tax
1 Year	rr_AverageAnnualReturnYear01	12.93%
5 Year	rr_AverageAnnualReturnYear05	2.60%
Inception	rr_AverageAnnualReturnSinceInception	3.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Growth Portfolio | Class A, B and C Shares | After tax on distributions | Class A - Lifestyle Growth Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	After tax on distributions
1 Year	rr_AverageAnnualReturnYear01	8.10%
5 Year	rr_AverageAnnualReturnYear05	0.93%
Inception	rr_AverageAnnualReturnSinceInception	1.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Growth Portfolio | Class A, B and C Shares | After tax on distributions, with sale | Class A - Lifestyle Growth Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	After tax on distributions, with sale
1 Year	rr_AverageAnnualReturnYear01	5.84%
5 Year	rr_AverageAnnualReturnYear05	1.19%
Inception	rr_AverageAnnualReturnSinceInception	1.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Growth Portfolio | Class A, B and C Shares | S&P 500 Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Year	rr_AverageAnnualReturnYear05	2.29%
Inception	rr_AverageAnnualReturnSinceInception	3.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Growth Portfolio | Class A, B and C Shares | Barclays Capital U.S. Aggregate Bond Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Year	rr_AverageAnnualReturnYear05	5.80%
Inception	rr_AverageAnnualReturnSinceInception	5.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Growth Portfolio | Class A, B and C Shares | 80% S&P 500 Index / 20% Barclays Capital U.S. Aggregate Bond Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	80% S&P 500 Index / 20% Barclays Capital U.S. Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	13.68%
5 Year	rr_AverageAnnualReturnYear05	3.25%
Inception	rr_AverageAnnualReturnSinceInception	3.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Balanced Portfolio | Class A, B and C Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary John Hancock Lifestyle Balanced Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Fees and expenses	jhf1331971_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 45 to 46 of the prospectus under “Sales charge reductions and waivers” or pages 87 to 90 of the fund’s statement of additional information under “Initial Sales Charge on Class A Shares.”
Expense Breakpoint Discounts	jhf1331971_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
Expense example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses ( $)
Portfolio turnover	jhf1331971_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund operates as fund of funds and, except as otherwise described below, normally invests approximately 40% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 60% of its assets in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 60% of its assets in equity underlying funds and 40% of its assets in fixed-income underlying funds, the fund may have an equity/fixed-income underlying funds allocation ranging between 70%/30% and 50%/50%. Although variations beyond the 10% range are generally not permitted, the subadvisers may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its goal.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives, such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in affiliated and nonaffiliated investment companies. In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currency forward contracts. The fund is also authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, closed-end funds, partnerships and short selling securities.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Lifestyle Portfolios with greater target allocations to underlying funds that invest primarily in fixed-income securities, equity security risks are more prevalent than in these other Lifestyle Portfolios. In addition to equity securities risk, the fund’s other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 27 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.
Past performance	jhf1331971_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling Signature Services at 1-800-225-5291 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Calendar year total returns These do not include sales charges and would have been lowered if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns These include sales charges for Class A. Performance of broad-based market indexes are included for comparison.

After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 60% S&P 500 Index/40% Barclays Capital U.S. Aggregate Bond Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling Signature Services at 1-800-225-5291 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/FundPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5291
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns These do not include sales charges and would have been lowered if they did.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns These are shown only for Class A shares and would be different for other classes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 60% S&P 500 Index/40% Barclays Capital U.S. Aggregate Bond Index.

Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns — Class A (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 ’09, 17.43% Worst quarter: Q4 ’08, -17.96%
Average annual total returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (%)as of 12-31-10
Lifestyle Balanced Portfolio | Class A, B and C Shares | Class A - Lifestyle Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JALBX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.24%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.40%
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A - Sold
1 Year	rr_ExpenseExampleYear01	635
3 Years	rr_ExpenseExampleYear03	921
5 Years	rr_ExpenseExampleYear05	1,227
10 Years	rr_ExpenseExampleYear10	2,096
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A - Kept
1 Year	rr_ExpenseExampleNoRedemptionYear01	635
3 Years	rr_ExpenseExampleNoRedemptionYear03	921
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,227
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,096
Annual Total Returns	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	12.16%
2007	rr_AnnualReturn2007	5.90%
2008	rr_AnnualReturn2008	(31.63%)
2009	rr_AnnualReturn2009	32.87%
2010	rr_AnnualReturn2010	13.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.96%)
Lifestyle Balanced Portfolio | Class A, B and C Shares | Class B - Lifestyle Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JBLBX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.11%
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B - Sold
1 Year	rr_ExpenseExampleYear01	714
3 Years	rr_ExpenseExampleYear03	961
5 Years	rr_ExpenseExampleYear05	1,334
10 Years	rr_ExpenseExampleYear10	2,260
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B - Kept
1 Year	rr_ExpenseExampleNoRedemptionYear01	214
3 Years	rr_ExpenseExampleNoRedemptionYear03	661
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,134
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,260
Lifestyle Balanced Portfolio | Class A, B and C Shares | Class C - Lifestyle Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCLBX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.24%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.10%
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C - Sold
1 Year	rr_ExpenseExampleYear01	313
3 Years	rr_ExpenseExampleYear03	658
5 Years	rr_ExpenseExampleYear05	1,129
10 Years	rr_ExpenseExampleYear10	2,431
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C - Kept
1 Year	rr_ExpenseExampleNoRedemptionYear01	213
3 Years	rr_ExpenseExampleNoRedemptionYear03	658
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,129
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,431
Lifestyle Balanced Portfolio | Class A, B and C Shares | before tax | Class A - Lifestyle Balanced Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	before tax
1 Year	rr_AverageAnnualReturnYear01	7.50%
5 Year	rr_AverageAnnualReturnYear05	3.00%
Inception	rr_AverageAnnualReturnSinceInception	3.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Balanced Portfolio | Class A, B and C Shares | before tax | Class B - Lifestyle Balanced Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B
Label	rr_AverageAnnualReturnLabel	before tax
1 Year	rr_AverageAnnualReturnYear01	7.23%
5 Year	rr_AverageAnnualReturnYear05	2.92%
Inception	rr_AverageAnnualReturnSinceInception	3.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Balanced Portfolio | Class A, B and C Shares | before tax | Class C - Lifestyle Balanced Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	before tax
1 Year	rr_AverageAnnualReturnYear01	11.34%
5 Year	rr_AverageAnnualReturnYear05	3.34%
Inception	rr_AverageAnnualReturnSinceInception	4.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Balanced Portfolio | Class A, B and C Shares | After tax on distributions | Class A - Lifestyle Balanced Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	After tax on distributions
1 Year	rr_AverageAnnualReturnYear01	6.24%
5 Year	rr_AverageAnnualReturnYear05	1.43%
Inception	rr_AverageAnnualReturnSinceInception	2.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Balanced Portfolio | Class A, B and C Shares | After tax on distributions, with sale | Class A - Lifestyle Balanced Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	After tax on distributions, with sale
1 Year	rr_AverageAnnualReturnYear01	4.84%
5 Year	rr_AverageAnnualReturnYear05	1.66%
Inception	rr_AverageAnnualReturnSinceInception	2.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Balanced Portfolio | Class A, B and C Shares | S&P 500 Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Year	rr_AverageAnnualReturnYear05	2.29%
Inception	rr_AverageAnnualReturnSinceInception	3.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Balanced Portfolio | Class A, B and C Shares | Barclays Capital U.S. Aggregate Bond Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Year	rr_AverageAnnualReturnYear05	5.80%
Inception	rr_AverageAnnualReturnSinceInception	5.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Balanced Portfolio | Class A, B and C Shares | 60% S&P 500 Index / 40% Barclays Capital U.S. Aggregate Bond Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	60% S&P 500 Index / 40% Barclays Capital U.S. Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	12.13%
5 Year	rr_AverageAnnualReturnYear05	4.08%
Inception	rr_AverageAnnualReturnSinceInception	4.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Moderate Portfolio | Class A, B and C Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary John Hancock Lifestyle Moderate Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Fees and expenses	jhf1331971_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 45 to 46 of the prospectus under “Sales charge reductions and waivers” or pages 87 to 90 of the fund’s statement of additional information under “Initial Sales Charge on Class A Shares.”
Expense Breakpoint Discounts	jhf1331971_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
Expense example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses ( $)
Portfolio turnover	jhf1331971_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund operates as a fund of funds and, except as otherwise described below, normally invests approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 40% in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity underlying funds and 60% in fixed-income underlying funds, the fund may have an equity/fixed income underlying fund allocation ranging between 50%/50% and 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadvisers may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives, such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in affiliated and nonaffiliated investment companies. In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currency forward contracts. The fund is also authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, closed-end funds, partnerships and short selling securities.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in fixed-income securities than John Hancock Lifestyle Portfolios with greater target allocations to underlying funds that invest primarily in equity securities, fixed-income securities risks are more prevalent than in these other Lifestyle Portfolios. In addition to fixed-income securities risk, the fund’s other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 24 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Risks of investing in the underlying funds

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.
Past performance	jhf1331971_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling Signature Services at 1-800-225-5291 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Calendar year total returns These do not include sales charges and would have been lowered if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns These include sales charges for Class A. Performance of broad-based market indexes are included for comparison.

After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 40% S&P 500 Index/60% Barclays Capital U.S. Aggregate Bond Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling Signature Services at 1-800-225-5291 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/FundPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5291
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns These do not include sales charges and would have been lowered if they did.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns These are shown only for Class A shares and would be different for other classes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Average annual total returns These include sales charges for Class A. Performance of broad-based market indexes are included for comparison.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 40% S&P 500 Index/60% Barclays Capital U.S. Aggregate Bond Index.

Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns — Class A (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 ’09, 14.55% Worst quarter: Q4 ’08, -12.96%
Average annual total returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (%) as of 12-31-10
Lifestyle Moderate Portfolio | Class A, B and C Shares | Class A - Lifestyle Moderate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JALMX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.36%
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A - Sold
1 Year	rr_ExpenseExampleYear01	632
3 Years	rr_ExpenseExampleYear03	909
5 Years	rr_ExpenseExampleYear05	1,207
10 Years	rr_ExpenseExampleYear10	2,053
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A - Kept
1 Year	rr_ExpenseExampleNoRedemptionYear01	632
3 Years	rr_ExpenseExampleNoRedemptionYear03	909
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,207
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,053
Annual Total Returns	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	9.80%
2007	rr_AnnualReturn2007	4.78%
2008	rr_AnnualReturn2008	(23.88%)
2009	rr_AnnualReturn2009	27.88%
2010	rr_AnnualReturn2010	11.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.96%)
Lifestyle Moderate Portfolio | Class A, B and C Shares | Class B - Lifestyle Moderate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JBLMX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.27%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.08%
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B - Sold
1 Year	rr_ExpenseExampleYear01	711
3 Years	rr_ExpenseExampleYear03	952
5 Years	rr_ExpenseExampleYear05	1,319
10 Years	rr_ExpenseExampleYear10	2,226
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B - Kept
1 Year	rr_ExpenseExampleNoRedemptionYear01	211
3 Years	rr_ExpenseExampleNoRedemptionYear03	652
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,119
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,226
Lifestyle Moderate Portfolio | Class A, B and C Shares | Class C - Lifestyle Moderate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCLMX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.06%
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C - Sold
1 Year	rr_ExpenseExampleYear01	309
3 Years	rr_ExpenseExampleYear03	646
5 Years	rr_ExpenseExampleYear05	1,108
10 Years	rr_ExpenseExampleYear10	2,390
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C - Kept
1 Year	rr_ExpenseExampleNoRedemptionYear01	209
3 Years	rr_ExpenseExampleNoRedemptionYear03	646
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,108
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,390
Lifestyle Moderate Portfolio | Class A, B and C Shares | before tax | Class A - Lifestyle Moderate Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	before tax
1 Year	rr_AverageAnnualReturnYear01	6.26%
5 Year	rr_AverageAnnualReturnYear05	3.54%
Inception	rr_AverageAnnualReturnSinceInception	4.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Moderate Portfolio | Class A, B and C Shares | before tax | Class B - Lifestyle Moderate Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B
Label	rr_AverageAnnualReturnLabel	before tax
1 Year	rr_AverageAnnualReturnYear01	6.05%
5 Year	rr_AverageAnnualReturnYear05	3.46%
Inception	rr_AverageAnnualReturnSinceInception	4.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Moderate Portfolio | Class A, B and C Shares | before tax | Class C - Lifestyle Moderate Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	before tax
1 Year	rr_AverageAnnualReturnYear01	10.15%
5 Year	rr_AverageAnnualReturnYear05	3.87%
Inception	rr_AverageAnnualReturnSinceInception	4.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Moderate Portfolio | Class A, B and C Shares | After tax on distributions | Class A - Lifestyle Moderate Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	After tax on distributions
1 Year	rr_AverageAnnualReturnYear01	4.73%
5 Year	rr_AverageAnnualReturnYear05	1.82%
Inception	rr_AverageAnnualReturnSinceInception	2.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Moderate Portfolio | Class A, B and C Shares | After tax on distributions, with sale | Class A - Lifestyle Moderate Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	After tax on distributions, with sale
1 Year	rr_AverageAnnualReturnYear01	4.03%
5 Year	rr_AverageAnnualReturnYear05	2.00%
Inception	rr_AverageAnnualReturnSinceInception	2.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Moderate Portfolio | Class A, B and C Shares | S&P 500 Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Year	rr_AverageAnnualReturnYear05	2.29%
Inception	rr_AverageAnnualReturnSinceInception	3.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Moderate Portfolio | Class A, B and C Shares | Barclays Capital U.S. Aggregate Bond Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Year	rr_AverageAnnualReturnYear05	5.80%
Inception	rr_AverageAnnualReturnSinceInception	5.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Moderate Portfolio | Class A, B and C Shares | 40% S&P 500 Index / 60% Barclays Capital U.S. Aggregate Bond Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	40% S&P 500 Index / 60% Barclays Capital U.S. Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	10.41%
5 Year	rr_AverageAnnualReturnYear05	4.78%
Inception	rr_AverageAnnualReturnSinceInception	5.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Conservative Portfolio | Class A, B and C Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary John Hancock Lifestyle Conservative Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a high level of current income with some consideration given to growth of capital.
Fees and expenses	jhf1331971_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 45 to 46 of the prospectus under "Sales charge reductions and waivers" or pages 87 to 90 of the fund’s statement of additional information under "Initial Sales Charge on Class A Shares."
Expense Breakpoint Discounts	jhf1331971_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund’s ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
Expense example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses ( $)
Portfolio turnover	jhf1331971_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 24% of the average value of its portfolio.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund operates as a fund of funds and, except as otherwise described below, normally invests approximately 80% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 20% in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 20% of assets in equity underlying funds and 80% in fixed-income underlying funds, the fund may have an equity/fixed income underlying fund allocation ranging between 10%/90% and 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadvisers may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives, such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in affiliated and nonaffiliated investment companies. In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currency forward contracts. The fund is also authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, closed-end funds, partnerships and short selling securities.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in fixed-income securities than John Hancock Lifestyle Portfolios with greater target allocations to underlying funds that invest primarily in equity securities, fixed-income securities risks are more prevalent than in other Lifestyle Portfolios. In addition to fixed-income securities risk, the fund’s other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 27 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Risks of investing in the underlying funds

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.
Past performance	jhf1331971_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling Signature Services at 1-800-225-5291 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Calendar year total returns These do not include sales charges and would have been lowered if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns These include sales charges for Class A. Performance of broad-based market indexes are included for comparison.

After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 20% S&P 500 Index/80% Barclays Capital U.S. Aggregate Bond Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling Signature Services at 1-800-225-5291 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/FundPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5291
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns These do not include sales charges and would have been lowered if they did.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns These are shown only for Class A shares and would be different for other classes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 20% S&P 500 Index/80% Barclays Capital U.S. Aggregate Bond Index.

Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns — Class A (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 ’09, 11.06% Worst quarter: Q4 ’08, -8.02%
Average annual total returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (%) as of 12-31-10
Lifestyle Conservative Portfolio | Class A, B and C Shares | Class A - Lifestyle Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JALRX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.33%
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A - Sold
1 Year	rr_ExpenseExampleYear01	629
3 Years	rr_ExpenseExampleYear03	900
5 Years	rr_ExpenseExampleYear05	1,192
10 Years	rr_ExpenseExampleYear10	2,021
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A - Kept
1 Year	rr_ExpenseExampleNoRedemptionYear01	629
3 Years	rr_ExpenseExampleNoRedemptionYear03	900
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,192
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,021
Annual Total Returns	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	7.81%
2007	rr_AnnualReturn2007	4.89%
2008	rr_AnnualReturn2008	(15.41%)
2009	rr_AnnualReturn2009	22.53%
2010	rr_AnnualReturn2010	9.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.02%)
Lifestyle Conservative Portfolio | Class A, B and C Shares | Class B - Lifestyle Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JBLCX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.27%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.05%
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B - Sold
1 Year	rr_ExpenseExampleYear01	708
3 Years	rr_ExpenseExampleYear03	943
5 Years	rr_ExpenseExampleYear05	1,303
10 Years	rr_ExpenseExampleYear10	2,195
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B - Kept
1 Year	rr_ExpenseExampleNoRedemptionYear01	208
3 Years	rr_ExpenseExampleNoRedemptionYear03	643
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,103
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,195
Lifestyle Conservative Portfolio | Class A, B and C Shares | Class C - Lifestyle Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCLCX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.03%
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C - Sold
1 Year	rr_ExpenseExampleYear01	306
3 Years	rr_ExpenseExampleYear03	637
5 Years	rr_ExpenseExampleYear05	1,093
10 Years	rr_ExpenseExampleYear10	2,358
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C - Kept
1 Year	rr_ExpenseExampleNoRedemptionYear01	206
3 Years	rr_ExpenseExampleNoRedemptionYear03	637
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,093
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,358
Lifestyle Conservative Portfolio | Class A, B and C Shares | before tax | Class A - Lifestyle Conservative Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	before tax
1 Year	rr_AverageAnnualReturnYear01	4.46%
5 Year	rr_AverageAnnualReturnYear05	4.13%
Inception	rr_AverageAnnualReturnSinceInception	4.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Conservative Portfolio | Class A, B and C Shares | before tax | Class B - Lifestyle Conservative Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B
Label	rr_AverageAnnualReturnLabel	before tax
1 Year	rr_AverageAnnualReturnYear01	4.16%
5 Year	rr_AverageAnnualReturnYear05	4.07%
Inception	rr_AverageAnnualReturnSinceInception	4.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Conservative Portfolio | Class A, B and C Shares | before tax | Class C - Lifestyle Conservative Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	before tax
1 Year	rr_AverageAnnualReturnYear01	8.28%
5 Year	rr_AverageAnnualReturnYear05	4.46%
Inception	rr_AverageAnnualReturnSinceInception	4.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Conservative Portfolio | Class A, B and C Shares | After tax on distributions | Class A - Lifestyle Conservative Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	After tax on distributions
1 Year	rr_AverageAnnualReturnYear01	2.83%
5 Year	rr_AverageAnnualReturnYear05	2.23%
Inception	rr_AverageAnnualReturnSinceInception	2.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Conservative Portfolio | Class A, B and C Shares | After tax on distributions, with sale | Class A - Lifestyle Conservative Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	After tax on distributions, with sale
1 Year	rr_AverageAnnualReturnYear01	2.87%
5 Year	rr_AverageAnnualReturnYear05	2.39%
Inception	rr_AverageAnnualReturnSinceInception	2.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Conservative Portfolio | Class A, B and C Shares | S&P 500 Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Year	rr_AverageAnnualReturnYear05	2.29%
Inception	rr_AverageAnnualReturnSinceInception	3.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Conservative Portfolio | Class A, B and C Shares | Barclays Capital U.S. Aggregate Bond Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Year	rr_AverageAnnualReturnYear05	5.80%
Inception	rr_AverageAnnualReturnSinceInception	5.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Conservative Portfolio | Class A, B and C Shares | 20% S&P 500 Index / 80% Barclays Capital U.S. Aggregate Bond Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	20% S&P 500 Index / 80% Barclays Capital U.S. Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	8.55%
5 Year	rr_AverageAnnualReturnYear05	5.35%
Inception	rr_AverageAnnualReturnSinceInception	5.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Aggressive Portfolio | Class R1, R3, R4 and R5 Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary John Hancock Lifestyle Aggressive Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital. Current income is not a consideration.
Fees and expenses	jhf1331971_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
Expense example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses ( $)
Portfolio turnover	jhf1331971_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund operates as a fund of funds and, except as otherwise described below, normally invests approximately 100% of its assets in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10%. Thus, based on its target percentage allocation of approximately 100% of assets in equity underlying funds, the fund may have an equity/fixed-income underlying fund allocation of 90%/10%. Although variations beyond the 10% range are generally not permitted, the subadvisers may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities and science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives, such as options on securities and futures contracts.

The fund may also invest in affiliated and nonaffiliated investment companies. In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currency forward contracts. The fund is also authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, closed-end funds, partnerships and short selling securities.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Lifestyle Portfolios with greater target allocations to underlying funds that invest primarily in fixed-income securities, equity security risks are more prevalent than in other Lifestyle Portfolios. In addition to equity securities risk, the fund’s other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 23 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.
Past performance	jhf1331971_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling Signature Services at 1-888-972-8696 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R3 shares and would be different for other share classes.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns These are shown only for Class R3 shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

MSCI EAFE Total Return Index (Europe, Australasia, Far East) is a free floating adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling Signature Services at 1-888-972-8696 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/RetirementPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns These are shown only for Class R3 shares and would be different for other classes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

MSCI EAFE Total Return Index (Europe, Australasia, Far East) is a free floating adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns — Class R3 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 ’09, 20.68% Worst quarter: Q4 ’08, -24.35%
Average annual total returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (%) as of 12-31-10
Lifestyle Aggressive Portfolio | Class R1, R3, R4 and R5 Shares | Class R1 - Lifestyle Aggressive Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JPLAX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R1
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R1
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.12%	[2]
Service plan fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.20%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.88%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.75%
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R1
1 Year	rr_ExpenseExampleYear01	178
3 Years	rr_ExpenseExampleYear03	551
5 Years	rr_ExpenseExampleYear05	949
10 Years	rr_ExpenseExampleYear10	2,062
Lifestyle Aggressive Portfolio | Class R1, R3, R4 and R5 Shares | Class R3 - Lifestyle Aggressive Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JRLAX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R3
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R3
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.12%	[2]
Service plan fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.88%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.70%
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R3
1 Year	rr_ExpenseExampleYear01	173
3 Years	rr_ExpenseExampleYear03	536
5 Years	rr_ExpenseExampleYear05	923
10 Years	rr_ExpenseExampleYear10	2,009
Annual Total Returns	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	14.92%
2007	rr_AnnualReturn2007	7.85%
2008	rr_AnnualReturn2008	(42.54%)
2009	rr_AnnualReturn2009	35.59%
2010	rr_AnnualReturn2010	15.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.35%)
Lifestyle Aggressive Portfolio | Class R1, R3, R4 and R5 Shares | Class R4 - Lifestyle Aggressive Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSLAX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.15%	[2]
Service plan fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.08%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.88%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.41%
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4
1 Year	rr_ExpenseExampleYear01	144
3 Years	rr_ExpenseExampleYear03	446
5 Years	rr_ExpenseExampleYear05	771
10 Years	rr_ExpenseExampleYear10	1,691
Lifestyle Aggressive Portfolio | Class R1, R3, R4 and R5 Shares | Class R5 - Lifestyle Aggressive Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JTLAX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R5
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R5
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%	[2]
Service plan fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.05%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.88%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R5
1 Year	rr_ExpenseExampleYear01	114
3 Years	rr_ExpenseExampleYear03	356
5 Years	rr_ExpenseExampleYear05	617
10 Years	rr_ExpenseExampleYear10	1,363
Lifestyle Aggressive Portfolio | Class R1, R3, R4 and R5 Shares | before tax | Class R1 - Lifestyle Aggressive Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R1
Label	rr_AverageAnnualReturnLabel	before tax
1 Year	rr_AverageAnnualReturnYear01	14.99%
Inception	rr_AverageAnnualReturnSinceInception	1.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 18, 2006
Lifestyle Aggressive Portfolio | Class R1, R3, R4 and R5 Shares | before tax | Class R3 - Lifestyle Aggressive Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R3
Label	rr_AverageAnnualReturnLabel	before tax
1 Year	rr_AverageAnnualReturnYear01	15.21%
5 Year	rr_AverageAnnualReturnYear05	2.15%
Inception	rr_AverageAnnualReturnSinceInception	3.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Aggressive Portfolio | Class R1, R3, R4 and R5 Shares | before tax | Class R4 - Lifestyle Aggressive Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R4
Label	rr_AverageAnnualReturnLabel	before tax
1 Year	rr_AverageAnnualReturnYear01	15.56%
5 Year	rr_AverageAnnualReturnYear05	2.43%
Inception	rr_AverageAnnualReturnSinceInception	3.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Aggressive Portfolio | Class R1, R3, R4 and R5 Shares | before tax | Class R5 - Lifestyle Aggressive Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R5
Label	rr_AverageAnnualReturnLabel	before tax
1 Year	rr_AverageAnnualReturnYear01	15.84%
5 Year	rr_AverageAnnualReturnYear05	2.72%
Inception	rr_AverageAnnualReturnSinceInception	3.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Aggressive Portfolio | Class R1, R3, R4 and R5 Shares | After tax on distributions | Class R3 - Lifestyle Aggressive Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R3
Label	rr_AverageAnnualReturnLabel	After tax on distributions
1 Year	rr_AverageAnnualReturnYear01	14.77%
5 Year	rr_AverageAnnualReturnYear05	1.18%
Inception	rr_AverageAnnualReturnSinceInception	2.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Aggressive Portfolio | Class R1, R3, R4 and R5 Shares | After tax on distributions, with sale | Class R3 - Lifestyle Aggressive Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R3
Label	rr_AverageAnnualReturnLabel	After tax on distributions, with sales
1 Year	rr_AverageAnnualReturnYear01	9.88%
5 Year	rr_AverageAnnualReturnYear05	1.36%
Inception	rr_AverageAnnualReturnSinceInception	2.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Aggressive Portfolio | Class R1, R3, R4 and R5 Shares | S&P 500 Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Year	rr_AverageAnnualReturnYear05	2.29%
Lifestyle Aggressive Portfolio | Class R1, R3, R4 and R5 Shares | S&P 500 Index | Inception Date, 2005-10-18
Average annual total returns	rr_AverageAnnualReturnAbstract
Inception	rr_AverageAnnualReturnSinceInception	3.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Aggressive Portfolio | Class R1, R3, R4 and R5 Shares | S&P 500 Index | Inception Date, 2006-09-18
Average annual total returns	rr_AverageAnnualReturnAbstract
Inception	rr_AverageAnnualReturnSinceInception	1.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 18, 2006
Lifestyle Aggressive Portfolio | Class R1, R3, R4 and R5 Shares | MSCI EAFE Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (Europe, Australasia, Far East) (gross of foreign withholding taxes on dividends)
1 Year	rr_AverageAnnualReturnYear01	8.21%
5 Year	rr_AverageAnnualReturnYear05	2.94%
Lifestyle Aggressive Portfolio | Class R1, R3, R4 and R5 Shares | MSCI EAFE Index | Inception Date, 2005-10-18
Average annual total returns	rr_AverageAnnualReturnAbstract
Inception	rr_AverageAnnualReturnSinceInception	4.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Aggressive Portfolio | Class R1, R3, R4 and R5 Shares | MSCI EAFE Index | Inception Date, 2006-09-18
Average annual total returns	rr_AverageAnnualReturnAbstract
Inception	rr_AverageAnnualReturnSinceInception	0.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 18, 2006
Lifestyle Growth Portfolio | Class R1, R3, R4 and R5 Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary John Hancock Lifestyle Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital. Current income is also a consideration.
Fees and expenses	jhf1331971_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
Expense example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses ( $)
Portfolio turnover	jhf1331971_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund operates as fund of funds and, except as otherwise described below, normally invests approximately 20% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 80% of its assets in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 80% of its assets in equity underlying funds and 20% of its assets in fixed-income underlying funds, the fund may have an equity/fixed-income underlying funds allocation ranging between 90%/10% and 70%/30%. Although variations beyond the 10% range are generally not permitted, the subadvisers may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its goal.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives, such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in affiliated and nonaffiliated investment companies. In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currency forward contracts. The fund is also authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, closed-end funds, partnerships and short selling securities.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Lifestyle Portfolios with greater target allocations to underlying funds that invest primarily in fixed-income securities, equity security risks are more prevalent than in these other Lifestyle Portfolios. In addition to equity securities risk, the fund’s other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 23 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.
Past performance	jhf1331971_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling Signature Services at 1-888-972-8696 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R3 shares and would be different for other share classes.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns These are shown only for Class R3 shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 80% S&P 500 Index/20% Barclays Capital U.S. Aggregate Bond Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling Signature Services at 1-888-972-8696 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/RetirementPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns These are shown only for Class R3 shares and would be different for other classes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 80% S&P 500 Index/20% Barclays Capital U.S. Aggregate Bond Index.

Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns — Class R3 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 ’09, 18.90% Worst quarter: Q4 ’08, -20.90%
Average annual total returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (%) as of 12-31-10
Lifestyle Growth Portfolio | Class R1, R3, R4 and R5 Shares | Class R1 - Lifestyle Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JPLGX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R1
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R1
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.11%	[2]
Service plan fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.18%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.67%
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R1
1 Year	rr_ExpenseExampleYear01	170
3 Years	rr_ExpenseExampleYear03	526
5 Years	rr_ExpenseExampleYear05	907
10 Years	rr_ExpenseExampleYear10	1,976
Lifestyle Growth Portfolio | Class R1, R3, R4 and R5 Shares | Class R3 - Lifestyle Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JRLGX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R3
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R3
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.10%	[2]
Service plan fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.63%
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R3
1 Year	rr_ExpenseExampleYear01	166
3 Years	rr_ExpenseExampleYear03	514
5 Years	rr_ExpenseExampleYear05	887
10 Years	rr_ExpenseExampleYear10	1,933
Annual Total Returns	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	12.87%
2007	rr_AnnualReturn2007	6.69%
2008	rr_AnnualReturn2008	(37.06%)
2009	rr_AnnualReturn2009	34.26%
2010	rr_AnnualReturn2010	14.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.90%)
Lifestyle Growth Portfolio | Class R1, R3, R4 and R5 Shares | Class R4 - Lifestyle Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSLGX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.10%	[2]
Service plan fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.08%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.31%
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4
1 Year	rr_ExpenseExampleYear01	133
3 Years	rr_ExpenseExampleYear03	415
5 Years	rr_ExpenseExampleYear05	718
10 Years	rr_ExpenseExampleYear10	1,579
Lifestyle Growth Portfolio | Class R1, R3, R4 and R5 Shares | Class R5 - Lifestyle Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JTLGX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R5
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R5
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%	[2]
Service plan fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.05%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.04%
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R5
1 Year	rr_ExpenseExampleYear01	106
3 Years	rr_ExpenseExampleYear03	331
5 Years	rr_ExpenseExampleYear05	574
10 Years	rr_ExpenseExampleYear10	1,271
Lifestyle Growth Portfolio | Class R1, R3, R4 and R5 Shares | before tax | Class R1 - Lifestyle Growth Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R1
Label	rr_AverageAnnualReturnLabel	before tax
1 Year	rr_AverageAnnualReturnYear01	14.28%
Inception	rr_AverageAnnualReturnSinceInception	2.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 18, 2006
Lifestyle Growth Portfolio | Class R1, R3, R4 and R5 Shares | before tax | Class R3 - Lifestyle Growth Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R3
Label	rr_AverageAnnualReturnLabel	before tax
1 Year	rr_AverageAnnualReturnYear01	14.46%
5 Year	rr_AverageAnnualReturnYear05	3.10%
Inception	rr_AverageAnnualReturnSinceInception	3.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Growth Portfolio | Class R1, R3, R4 and R5 Shares | before tax | Class R4 - Lifestyle Growth Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R4
Label	rr_AverageAnnualReturnLabel	before tax
1 Year	rr_AverageAnnualReturnYear01	14.80%
5 Year	rr_AverageAnnualReturnYear05	3.39%
Inception	rr_AverageAnnualReturnSinceInception	4.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Growth Portfolio | Class R1, R3, R4 and R5 Shares | before tax | Class R5 - Lifestyle Growth Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R5
Label	rr_AverageAnnualReturnLabel	before tax
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Year	rr_AverageAnnualReturnYear05	3.69%
Inception	rr_AverageAnnualReturnSinceInception	4.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Growth Portfolio | Class R1, R3, R4 and R5 Shares | After tax on distributions | Class R3 - Lifestyle Growth Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R3
Label	rr_AverageAnnualReturnLabel	After tax on distributions
1 Year	rr_AverageAnnualReturnYear01	13.60%
5 Year	rr_AverageAnnualReturnYear05	1.81%
Inception	rr_AverageAnnualReturnSinceInception	2.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Growth Portfolio | Class R1, R3, R4 and R5 Shares | After tax on distributions, with sale | Class R3 - Lifestyle Growth Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R3
Label	rr_AverageAnnualReturnLabel	After tax on distributions, with sales
1 Year	rr_AverageAnnualReturnYear01	9.39%
5 Year	rr_AverageAnnualReturnYear05	1.94%
Inception	rr_AverageAnnualReturnSinceInception	2.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Growth Portfolio | Class R1, R3, R4 and R5 Shares | S&P 500 Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Year	rr_AverageAnnualReturnYear05	2.29%
Lifestyle Growth Portfolio | Class R1, R3, R4 and R5 Shares | S&P 500 Index | Inception Date, 2005-10-18
Average annual total returns	rr_AverageAnnualReturnAbstract
Inception	rr_AverageAnnualReturnSinceInception	3.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Growth Portfolio | Class R1, R3, R4 and R5 Shares | S&P 500 Index | Inception Date, 2006-09-18
Average annual total returns	rr_AverageAnnualReturnAbstract
Inception	rr_AverageAnnualReturnSinceInception	1.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 18, 2006
Lifestyle Growth Portfolio | Class R1, R3, R4 and R5 Shares | Barclays Capital U.S. Aggregate Bond Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Year	rr_AverageAnnualReturnYear05	5.80%
Lifestyle Growth Portfolio | Class R1, R3, R4 and R5 Shares | Barclays Capital U.S. Aggregate Bond Index | Inception Date, 2005-10-18
Average annual total returns	rr_AverageAnnualReturnAbstract
Inception	rr_AverageAnnualReturnSinceInception	5.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Growth Portfolio | Class R1, R3, R4 and R5 Shares | Barclays Capital U.S. Aggregate Bond Index | Inception Date, 2006-09-18
Average annual total returns	rr_AverageAnnualReturnAbstract
Inception	rr_AverageAnnualReturnSinceInception	6.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 18, 2006
Lifestyle Growth Portfolio | Class R1, R3, R4 and R5 Shares | 80% S&P 500 Index / 20% Barclays Capital U.S. Aggregate Bond Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	80% S&P 500 Index / 20% Barclays Capital U.S. Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	13.68%
5 Year	rr_AverageAnnualReturnYear05	3.25%
Lifestyle Growth Portfolio | Class R1, R3, R4 and R5 Shares | 80% S&P 500 Index / 20% Barclays Capital U.S. Aggregate Bond Index | Inception Date, 2005-10-18
Average annual total returns	rr_AverageAnnualReturnAbstract
Inception	rr_AverageAnnualReturnSinceInception	3.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Growth Portfolio | Class R1, R3, R4 and R5 Shares | 80% S&P 500 Index / 20% Barclays Capital U.S. Aggregate Bond Index | Inception Date, 2006-09-18
Average annual total returns	rr_AverageAnnualReturnAbstract
Inception	rr_AverageAnnualReturnSinceInception	2.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 18, 2006
Lifestyle Balanced Portfolio | Class R1, R3, R4 and R5 Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary John Hancock Lifestyle Balanced Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Fees and expenses	jhf1331971_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
Expense example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses ( $)
Portfolio turnover	jhf1331971_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund operates as fund of funds and, except as otherwise described below, normally invests approximately 40% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 60% of its assets in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 60% of its assets in equity underlying funds and 40% of its assets in fixed-income underlying funds, the fund may have an equity/fixed-income underlying funds allocation ranging between 70%/30% and 50%/50%. Although variations beyond the 10% range are generally not permitted, the subadvisers may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its goal.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives, such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in affiliated and nonaffiliated investment companies. In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currency forward contracts. The fund is also authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, closed-end funds, partnerships and short selling securities.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Lifestyle Portfolios with greater target allocations to underlying funds that invest primarily in fixed-income securities, equity security risks are more prevalent than in these other Lifestyle Portfolios. In addition to equity securities risk, the fund’s other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 23 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.
Past performance	jhf1331971_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling Signature Services at 1-888-972-8696 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R3 shares and would be different for other share classes.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns These are shown only for Class R3 shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 60% S&P 500 Index/40% Barclays Capital U.S. Aggregate Bond Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling Signature Services at 1-888-972-8696 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/RetirementPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns These are shown only for Class R3 shares and would be different for other classes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 60% S&P 500 Index/40% Barclays Capital U.S. Aggregate Bond Index.

Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns — Class R3 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 ’09, 17.51% Worst quarter: Q4 ’08, -18.06%
Average annual total returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (%) as of 12-31-10
Lifestyle Balanced Portfolio | Class R1, R3, R4 and R5 Shares | Class R1 - Lifestyle Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JPLBX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R1
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R1
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.09%	[2]
Service plan fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.22%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.67%
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R1
1 Year	rr_ExpenseExampleYear01	170
3 Years	rr_ExpenseExampleYear03	526
5 Years	rr_ExpenseExampleYear05	907
10 Years	rr_ExpenseExampleYear10	1,976
Lifestyle Balanced Portfolio | Class R1, R3, R4 and R5 Shares | Class R3 - Lifestyle Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JRLBX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R3
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R3
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.09%	[2]
Service plan fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.60%
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R3
1 Year	rr_ExpenseExampleYear01	163
3 Years	rr_ExpenseExampleYear03	505
5 Years	rr_ExpenseExampleYear05	871
10 Years	rr_ExpenseExampleYear10	1,900
Annual Total Returns	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	12.10%
2007	rr_AnnualReturn2007	5.65%
2008	rr_AnnualReturn2008	(31.89%)
2009	rr_AnnualReturn2009	32.62%
2010	rr_AnnualReturn2010	12.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.06%)
Lifestyle Balanced Portfolio | Class R1, R3, R4 and R5 Shares | Class R4 - Lifestyle Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSLBX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.09%	[2]
Service plan fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.06%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4
1 Year	rr_ExpenseExampleYear01	128
3 Years	rr_ExpenseExampleYear03	400
5 Years	rr_ExpenseExampleYear05	692
10 Years	rr_ExpenseExampleYear10	1,523
Lifestyle Balanced Portfolio | Class R1, R3, R4 and R5 Shares | Class R5 - Lifestyle Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JTLBX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R5
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R5
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%	[2]
Service plan fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.05%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.99%
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R5
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	315
5 Years	rr_ExpenseExampleYear05	547
10 Years	rr_ExpenseExampleYear10	1,213
Lifestyle Balanced Portfolio | Class R1, R3, R4 and R5 Shares | before tax | Class R1 - Lifestyle Balanced Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R1
Label	rr_AverageAnnualReturnLabel	before tax
1 Year	rr_AverageAnnualReturnYear01	12.75%
Inception	rr_AverageAnnualReturnSinceInception	3.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 18, 2006
Lifestyle Balanced Portfolio | Class R1, R3, R4 and R5 Shares | before tax | Class R3 - Lifestyle Balanced Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R3
Label	rr_AverageAnnualReturnLabel	before tax
1 Year	rr_AverageAnnualReturnYear01	12.89%
5 Year	rr_AverageAnnualReturnYear05	3.85%
Inception	rr_AverageAnnualReturnSinceInception	4.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Balanced Portfolio | Class R1, R3, R4 and R5 Shares | before tax | Class R4 - Lifestyle Balanced Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R4
Label	rr_AverageAnnualReturnLabel	before tax
1 Year	rr_AverageAnnualReturnYear01	13.19%
5 Year	rr_AverageAnnualReturnYear05	4.14%
Inception	rr_AverageAnnualReturnSinceInception	4.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Balanced Portfolio | Class R1, R3, R4 and R5 Shares | before tax | Class R5 - Lifestyle Balanced Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R5
Label	rr_AverageAnnualReturnLabel	before tax
1 Year	rr_AverageAnnualReturnYear01	13.52%
5 Year	rr_AverageAnnualReturnYear05	4.45%
Inception	rr_AverageAnnualReturnSinceInception	5.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Balanced Portfolio | Class R1, R3, R4 and R5 Shares | After tax on distributions | Class R3 - Lifestyle Balanced Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R3
Label	rr_AverageAnnualReturnLabel	After tax on distributions
1 Year	rr_AverageAnnualReturnYear01	11.66%
5 Year	rr_AverageAnnualReturnYear05	2.33%
Inception	rr_AverageAnnualReturnSinceInception	3.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Balanced Portfolio | Class R1, R3, R4 and R5 Shares | After tax on distributions, with sale | Class R3 - Lifestyle Balanced Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R3
Label	rr_AverageAnnualReturnLabel	After tax on distributions, with sale
1 Year	rr_AverageAnnualReturnYear01	8.35%
5 Year	rr_AverageAnnualReturnYear05	2.42%
Inception	rr_AverageAnnualReturnSinceInception	3.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Balanced Portfolio | Class R1, R3, R4 and R5 Shares | S&P 500 Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Year	rr_AverageAnnualReturnYear05	2.29%
Lifestyle Balanced Portfolio | Class R1, R3, R4 and R5 Shares | S&P 500 Index | Inception Date, 2005-10-18
Average annual total returns	rr_AverageAnnualReturnAbstract
Inception	rr_AverageAnnualReturnSinceInception	3.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Balanced Portfolio | Class R1, R3, R4 and R5 Shares | S&P 500 Index | Inception Date, 2006-09-18
Average annual total returns	rr_AverageAnnualReturnAbstract
Inception	rr_AverageAnnualReturnSinceInception	1.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 18, 2006
Lifestyle Balanced Portfolio | Class R1, R3, R4 and R5 Shares | Barclays Capital U.S. Aggregate Bond Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Year	rr_AverageAnnualReturnYear05	5.80%
Lifestyle Balanced Portfolio | Class R1, R3, R4 and R5 Shares | Barclays Capital U.S. Aggregate Bond Index | Inception Date, 2005-10-18
Average annual total returns	rr_AverageAnnualReturnAbstract
Inception	rr_AverageAnnualReturnSinceInception	5.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Balanced Portfolio | Class R1, R3, R4 and R5 Shares | Barclays Capital U.S. Aggregate Bond Index | Inception Date, 2006-09-18
Average annual total returns	rr_AverageAnnualReturnAbstract
Inception	rr_AverageAnnualReturnSinceInception	6.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 18, 2006
Lifestyle Balanced Portfolio | Class R1, R3, R4 and R5 Shares | 60% S&P 500 Index / 40% Barclays Capital U.S. Aggregate Bond Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	60% S&P 500 Index / 40% Barclays Capital U.S. Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	12.13%
5 Year	rr_AverageAnnualReturnYear05	4.08%
Lifestyle Balanced Portfolio | Class R1, R3, R4 and R5 Shares | 60% S&P 500 Index / 40% Barclays Capital U.S. Aggregate Bond Index | Inception Date, 2005-10-18
Average annual total returns	rr_AverageAnnualReturnAbstract
Inception	rr_AverageAnnualReturnSinceInception	4.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Balanced Portfolio | Class R1, R3, R4 and R5 Shares | 60% S&P 500 Index / 40% Barclays Capital U.S. Aggregate Bond Index | Inception Date, 2006-09-18
Average annual total returns	rr_AverageAnnualReturnAbstract
Inception	rr_AverageAnnualReturnSinceInception	3.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 18, 2006
Lifestyle Moderate Portfolio | Class R1, R3, R4 and R5 Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary John Hancock Lifestyle Moderate Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Fees and expenses	jhf1331971_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
Expense example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses ( $)
Portfolio turnover	jhf1331971_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund operates as a fund of funds and, except as otherwise described below, normally invests approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 40% in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity underlying funds and 60% in fixed-income underlying funds, the fund may have an equity/fixed income underlying fund allocation ranging between 50%/50% and 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadvisers may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives, such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in affiliated and nonaffiliated investment companies. In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currency forward contracts. The fund is also authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, closed-end funds, partnerships and short selling securities.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in fixed-income securities than John Hancock Lifestyle Portfolios with greater target allocations to underlying funds that invest primarily in equity securities, fixed-income securities risks are more prevalent than in these other Lifestyle Portfolios. In addition to fixed-income securities risk, the fund’s other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 23 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Risks of investing in the underlying funds

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.
Past performance	jhf1331971_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling Signature Services at 1-888-972-8696 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R3 shares and would be different for other share classes.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns These are shown only for Class R3 shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 40% S&P 500 Index/60% Barclays Capital U.S. Aggregate Bond Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling Signature Services at 1-888-972-8696 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/RetirementPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns Calendar year total returns are shown only for Class R3 shares and would be different for other share classes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns These are shown only for Class R3 shares and would be different for other classes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 40% S&P 500 Index/60% Barclays Capital U.S. Aggregate Bond Index.

Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns — Class R3 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 ’09, 14.37% Worst quarter: Q4 ’08, -13.05%
Average annual total returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (%) as of 12-31-10
Lifestyle Moderate Portfolio | Class R1, R3, R4 and R5 Shares | Class R1 - Lifestyle Moderate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JPLMX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R1
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R1
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.14%	[2]
Service plan fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.22%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.67%
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R1
1 Year	rr_ExpenseExampleYear01	170
3 Years	rr_ExpenseExampleYear03	526
5 Years	rr_ExpenseExampleYear05	907
10 Years	rr_ExpenseExampleYear10	1,976
Lifestyle Moderate Portfolio | Class R1, R3, R4 and R5 Shares | Class R3 - Lifestyle Moderate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JRLMX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R3
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R3
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.15%	[2]
Service plan fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.61%
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R3
1 Year	rr_ExpenseExampleYear01	164
3 Years	rr_ExpenseExampleYear03	508
5 Years	rr_ExpenseExampleYear05	876
10 Years	rr_ExpenseExampleYear10	1,911
Annual Total Returns	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	9.74%
2007	rr_AnnualReturn2007	4.61%
2008	rr_AnnualReturn2008	(24.22%)
2009	rr_AnnualReturn2009	27.43%
2010	rr_AnnualReturn2010	11.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.05%)
Lifestyle Moderate Portfolio | Class R1, R3, R4 and R5 Shares | Class R4 - Lifestyle Moderate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSLMX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.19%	[2]
Service plan fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.08%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.33%
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4
1 Year	rr_ExpenseExampleYear01	135
3 Years	rr_ExpenseExampleYear03	421
5 Years	rr_ExpenseExampleYear05	729
10 Years	rr_ExpenseExampleYear10	1,601
Lifestyle Moderate Portfolio | Class R1, R3, R4 and R5 Shares | Class R5 - Lifestyle Moderate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JTLMX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R5
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R5
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%	[2]
Service plan fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.04%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.99%
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R5
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	315
5 Years	rr_ExpenseExampleYear05	547
10 Years	rr_ExpenseExampleYear10	1,213
Lifestyle Moderate Portfolio | Class R1, R3, R4 and R5 Shares | before tax | Class R1 - Lifestyle Moderate Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R1
Label	rr_AverageAnnualReturnLabel	before tax
1 Year	rr_AverageAnnualReturnYear01	11.45%
Inception	rr_AverageAnnualReturnSinceInception	4.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 18, 2006
Lifestyle Moderate Portfolio | Class R1, R3, R4 and R5 Shares | before tax | Class R3 - Lifestyle Moderate Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R3
Label	rr_AverageAnnualReturnLabel	before tax
1 Year	rr_AverageAnnualReturnYear01	11.56%
5 Year	rr_AverageAnnualReturnYear05	4.34%
Inception	rr_AverageAnnualReturnSinceInception	4.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Moderate Portfolio | Class R1, R3, R4 and R5 Shares | before tax | Class R4 - Lifestyle Moderate Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R4
Label	rr_AverageAnnualReturnLabel	before tax
1 Year	rr_AverageAnnualReturnYear01	11.84%
5 Year	rr_AverageAnnualReturnYear05	4.59%
Inception	rr_AverageAnnualReturnSinceInception	5.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Moderate Portfolio | Class R1, R3, R4 and R5 Shares | before tax | Class R5 - Lifestyle Moderate Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R5
Label	rr_AverageAnnualReturnLabel	before tax
1 Year	rr_AverageAnnualReturnYear01	12.35%
5 Year	rr_AverageAnnualReturnYear05	4.95%
Inception	rr_AverageAnnualReturnSinceInception	5.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Moderate Portfolio | Class R1, R3, R4 and R5 Shares | After tax on distributions | Class R3 - Lifestyle Moderate Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R3
Label	rr_AverageAnnualReturnLabel	After tax on distributions
1 Year	rr_AverageAnnualReturnYear01	10.06%
5 Year	rr_AverageAnnualReturnYear05	2.69%
Inception	rr_AverageAnnualReturnSinceInception	3.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Moderate Portfolio | Class R1, R3, R4 and R5 Shares | After tax on distributions, with sale | Class R3 - Lifestyle Moderate Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R3
Label	rr_AverageAnnualReturnLabel	After tax on distributions, with sale
1 Year	rr_AverageAnnualReturnYear01	7.48%
5 Year	rr_AverageAnnualReturnYear05	2.74%
Inception	rr_AverageAnnualReturnSinceInception	3.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Moderate Portfolio | Class R1, R3, R4 and R5 Shares | S&P 500 Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Year	rr_AverageAnnualReturnYear05	2.29%
Lifestyle Moderate Portfolio | Class R1, R3, R4 and R5 Shares | S&P 500 Index | Inception Date, 2005-10-18
Average annual total returns	rr_AverageAnnualReturnAbstract
Inception	rr_AverageAnnualReturnSinceInception	3.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Moderate Portfolio | Class R1, R3, R4 and R5 Shares | S&P 500 Index | Inception Date, 2006-09-18
Average annual total returns	rr_AverageAnnualReturnAbstract
Inception	rr_AverageAnnualReturnSinceInception	1.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 18, 2006
Lifestyle Moderate Portfolio | Class R1, R3, R4 and R5 Shares | Barclays Capital U.S. Aggregate Bond Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Year	rr_AverageAnnualReturnYear05	5.80%
Lifestyle Moderate Portfolio | Class R1, R3, R4 and R5 Shares | Barclays Capital U.S. Aggregate Bond Index | Inception Date, 2005-10-18
Average annual total returns	rr_AverageAnnualReturnAbstract
Inception	rr_AverageAnnualReturnSinceInception	5.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Moderate Portfolio | Class R1, R3, R4 and R5 Shares | Barclays Capital U.S. Aggregate Bond Index | Inception Date, 2006-09-18
Average annual total returns	rr_AverageAnnualReturnAbstract
Inception	rr_AverageAnnualReturnSinceInception	6.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 18, 2006
Lifestyle Moderate Portfolio | Class R1, R3, R4 and R5 Shares | 40% S&P 500 Index / 60% Barclays Capital U.S. Aggregate Bond Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	40% S&P 500 Index / 60% Barclays Capital U.S. Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	10.41%
5 Year	rr_AverageAnnualReturnYear05	4.78%
Lifestyle Moderate Portfolio | Class R1, R3, R4 and R5 Shares | 40% S&P 500 Index / 60% Barclays Capital U.S. Aggregate Bond Index | Inception Date, 2005-10-18
Average annual total returns	rr_AverageAnnualReturnAbstract
Inception	rr_AverageAnnualReturnSinceInception	5.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Moderate Portfolio | Class R1, R3, R4 and R5 Shares | 40% S&P 500 Index / 60% Barclays Capital U.S. Aggregate Bond Index | Inception Date, 2006-09-18
Average annual total returns	rr_AverageAnnualReturnAbstract
Inception	rr_AverageAnnualReturnSinceInception	4.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 18, 2006
Lifestyle Conservative Portfolio | Class R1, R3, R4 and R5 Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary John Hancock Lifestyle Conservative Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a high level of current income with some consideration given to growth of capital.
Fees and expenses	jhf1331971_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
Expense example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses ( $)
Portfolio turnover	jhf1331971_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund operates as a fund of funds and, except as otherwise described below, normally invests approximately 80% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 20% in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 20% of assets in equity underlying funds and 80% in fixed-income underlying funds, the fund may have an equity/fixed income underlying fund allocation ranging between 10%/90% and 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadvisers may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives, such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in affiliated and nonaffiliated investment companies. In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currency forward contracts. The fund is also authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, closed-end funds, partnerships and short selling securities.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in fixed-income securities than John Hancock Lifestyle Portfolios with greater target allocations to underlying funds that invest primarily in equity securities, fixed-income securities risks are more prevalent than in other Lifestyle Portfolios. In addition to fixed-income securities risk, the fund’s other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 23 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Risks of investing in the underlying funds

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts. Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.
Past performance	jhf1331971_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling Signature Services at 1-888-972-8696 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Calendar year total returns Calendar year total returns are shown only for Class R3 shares and would be different for other share classes.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns These are shown only for Class R3 shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 20% S&P 500 Index/80% Barclays Capital U.S. Aggregate Bond Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling Signature Services at 1-888-972-8696 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/RetirementPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns These are shown only for Class R3 shares and would be different for other classes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 20% S&P 500 Index/80% Barclays Capital U.S. Aggregate Bond Index.

Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns — Class R3 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 ’09, 10.99% Worst quarter: Q4 ’08, -8.08%
Average annual total returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (%) as of 12-31-10
Lifestyle Conservative Portfolio | Class R1, R3, R4 and R5 Shares | Class R1 - Lifestyle Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JPLCX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R1
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R1
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.08%	[2]
Service plan fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.23%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.59%
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R1
1 Year	rr_ExpenseExampleYear01	162
3 Years	rr_ExpenseExampleYear03	502
5 Years	rr_ExpenseExampleYear05	866
10 Years	rr_ExpenseExampleYear10	1,889
Lifestyle Conservative Portfolio | Class R1, R3, R4 and R5 Shares | Class R3 - Lifestyle Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JRLCX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R3
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R3
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.14%	[2]
Service plan fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.57%
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R3
1 Year	rr_ExpenseExampleYear01	160
3 Years	rr_ExpenseExampleYear03	496
5 Years	rr_ExpenseExampleYear05	855
10 Years	rr_ExpenseExampleYear10	1,867
Annual Total Returns	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	7.70%
2007	rr_AnnualReturn2007	4.81%
2008	rr_AnnualReturn2008	(15.62%)
2009	rr_AnnualReturn2009	21.94%
2010	rr_AnnualReturn2010	9.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.08%)
Lifestyle Conservative Portfolio | Class R1, R3, R4 and R5 Shares | Class R4 - Lifestyle Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSLCX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.20%	[2]
Service plan fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.09%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.32%
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4
1 Year	rr_ExpenseExampleYear01	134
3 Years	rr_ExpenseExampleYear03	418
5 Years	rr_ExpenseExampleYear05	723
10 Years	rr_ExpenseExampleYear10	1,590
Lifestyle Conservative Portfolio | Class R1, R3, R4 and R5 Shares | Class R5 - Lifestyle Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JTLRX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R5
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R5
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%	[2]
Service plan fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.03%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.95%
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R5
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	1,166
Lifestyle Conservative Portfolio | Class R1, R3, R4 and R5 Shares | before tax
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	before tax
Lifestyle Conservative Portfolio | Class R1, R3, R4 and R5 Shares | before tax | Class R1 - Lifestyle Conservative Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R1
1 Year	rr_AverageAnnualReturnYear01	9.56%
Inception	rr_AverageAnnualReturnSinceInception	4.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 18, 2006
Lifestyle Conservative Portfolio | Class R1, R3, R4 and R5 Shares | before tax | Class R3 - Lifestyle Conservative Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R3
1 Year	rr_AverageAnnualReturnYear01	9.68%
5 Year	rr_AverageAnnualReturnYear05	4.96%
Inception	rr_AverageAnnualReturnSinceInception	5.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Conservative Portfolio | Class R1, R3, R4 and R5 Shares | before tax | Class R4 - Lifestyle Conservative Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R4
1 Year	rr_AverageAnnualReturnYear01	9.90%
5 Year	rr_AverageAnnualReturnYear05	5.18%
Inception	rr_AverageAnnualReturnSinceInception	5.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Conservative Portfolio | Class R1, R3, R4 and R5 Shares | before tax | Class R5 - Lifestyle Conservative Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R5
1 Year	rr_AverageAnnualReturnYear01	10.34%
5 Year	rr_AverageAnnualReturnYear05	5.54%
Inception	rr_AverageAnnualReturnSinceInception	5.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Conservative Portfolio | Class R1, R3, R4 and R5 Shares | After tax on distributions
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	After tax on distribution
Lifestyle Conservative Portfolio | Class R1, R3, R4 and R5 Shares | After tax on distributions | Class R3 - Lifestyle Conservative Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R3
1 Year	rr_AverageAnnualReturnYear01	8.07%
5 Year	rr_AverageAnnualReturnYear05	3.12%
Inception	rr_AverageAnnualReturnSinceInception	3.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Conservative Portfolio | Class R1, R3, R4 and R5 Shares | After tax on distributions, with sale
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	After tax on distributions, with sales
Lifestyle Conservative Portfolio | Class R1, R3, R4 and R5 Shares | After tax on distributions, with sale | Class R3 - Lifestyle Conservative Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R3
1 Year	rr_AverageAnnualReturnYear01	6.27%
5 Year	rr_AverageAnnualReturnYear05	3.15%
Inception	rr_AverageAnnualReturnSinceInception	3.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Conservative Portfolio | Class R1, R3, R4 and R5 Shares | S&P 500 Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Year	rr_AverageAnnualReturnYear05	2.29%
Lifestyle Conservative Portfolio | Class R1, R3, R4 and R5 Shares | S&P 500 Index | Inception Date, 2005-10-18
Average annual total returns	rr_AverageAnnualReturnAbstract
Inception	rr_AverageAnnualReturnSinceInception	3.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Conservative Portfolio | Class R1, R3, R4 and R5 Shares | S&P 500 Index | Inception Date, 2006-09-18
Average annual total returns	rr_AverageAnnualReturnAbstract
Inception	rr_AverageAnnualReturnSinceInception	1.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 18, 2006
Lifestyle Conservative Portfolio | Class R1, R3, R4 and R5 Shares | Barclays Capital U.S. Aggregate Bond Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Year	rr_AverageAnnualReturnYear05	5.80%
Lifestyle Conservative Portfolio | Class R1, R3, R4 and R5 Shares | Barclays Capital U.S. Aggregate Bond Index | Inception Date, 2005-10-18
Average annual total returns	rr_AverageAnnualReturnAbstract
Inception	rr_AverageAnnualReturnSinceInception	5.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Conservative Portfolio | Class R1, R3, R4 and R5 Shares | Barclays Capital U.S. Aggregate Bond Index | Inception Date, 2006-09-18
Average annual total returns	rr_AverageAnnualReturnAbstract
Inception	rr_AverageAnnualReturnSinceInception	6.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 18, 2006
Lifestyle Conservative Portfolio | Class R1, R3, R4 and R5 Shares | 20% S&P 500 Index / 80% Barclays Capital U.S. Aggregate Bond Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	20% S&P 500 Index / 80% Barclays Capital U.S. Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	8.55%
5 Year	rr_AverageAnnualReturnYear05	5.35%
Lifestyle Conservative Portfolio | Class R1, R3, R4 and R5 Shares | 20% S&P 500 Index / 80% Barclays Capital U.S. Aggregate Bond Index | Inception Date, 2005-10-18
Average annual total returns	rr_AverageAnnualReturnAbstract
Inception	rr_AverageAnnualReturnSinceInception	5.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2005
Lifestyle Conservative Portfolio | Class R1, R3, R4 and R5 Shares | 20% S&P 500 Index / 80% Barclays Capital U.S. Aggregate Bond Index | Inception Date, 2006-09-18
Average annual total returns	rr_AverageAnnualReturnAbstract
Inception	rr_AverageAnnualReturnSinceInception	5.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 18, 2006
Lifestyle Aggressive Portfolio | Class 1 Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary John Hancock Lifestyle Aggressive Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital. Current income is not a consideration.
Fees and expenses	jhf1331971_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
Expense example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses ( $)
Portfolio turnover	jhf1331971_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund operates as a fund of funds and, except as otherwise described below, normally invests approximately 100% of its assets in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10%. Thus, based on its target percentage allocation of approximately 100% of assets in equity underlying funds, the fund may have an equity/fixed-income underlying fund allocation of 90%/10%. Although variations beyond the 10% range are generally not permitted, the subadvisers may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities and science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives, such as options on securities and futures contracts.

The fund may also invest in affiliated and nonaffiliated investment companies. In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currency forward contracts. The fund is also authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, closed-end funds, partnerships and short selling securities.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Lifestyle Portfolios with greater target allocations to underlying funds that invest primarily in fixed-income securities, equity security risks are more prevalent than in other Lifestyle Portfolios. In addition to equity securities risk, the fund’s other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 23 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.
Past performance	jhf1331971_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund, by showing changes in the fund’s performance from year to year; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained by calling John Hancock Funds at 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

MSCI EAFE Total Return Index (Europe, Australasia, Far East) is a free floating adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund, by showing changes in the fund’s performance from year to year;
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	however, as always, past performance (before and after taxes) does not indicate future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance for the fund is updated daily, monthly and quarterly and may be obtained by calling John Hancock Funds at 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-344-1029
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

MSCI EAFE Total Return Index (Europe, Australasia, Far East) is a free floating adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns — Class 1 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 ’09, 20.94% Worst quarter: Q4 ’08, -24.21%
Average annual total returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (%) as of 12-31-10
Lifestyle Aggressive Portfolio | Class 1 Shares | Class 1 - Lifestyle Aggressive Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JILAX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class 1
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class 1
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	0.02%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.88%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.00%
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class 1
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	552
10 Years	rr_ExpenseExampleYear10	1,225
Annual Total Returns	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	15.50%
2007	rr_AnnualReturn2007	8.54%
2008	rr_AnnualReturn2008	(42.08%)
2009	rr_AnnualReturn2009	36.70%
2010	rr_AnnualReturn2010	16.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.21%)
Lifestyle Aggressive Portfolio | Class 1 Shares | before tax | Class 1 - Lifestyle Aggressive Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class 1
Label	rr_AverageAnnualReturnLabel	before tax
1 Year	rr_AverageAnnualReturnYear01	16.01%
5 Year	rr_AverageAnnualReturnYear05	2.86%
Inception	rr_AverageAnnualReturnSinceInception	4.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
Lifestyle Aggressive Portfolio | Class 1 Shares | After tax on distributions | Class 1 - Lifestyle Aggressive Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class 1
Label	rr_AverageAnnualReturnLabel	After tax on distributions
1 Year	rr_AverageAnnualReturnYear01	15.31%
5 Year	rr_AverageAnnualReturnYear05	1.63%
Inception	rr_AverageAnnualReturnSinceInception	2.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
Lifestyle Aggressive Portfolio | Class 1 Shares | After tax on distributions, with sale | Class 1 - Lifestyle Aggressive Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class 1
Label	rr_AverageAnnualReturnLabel	After tax on distributions, with sale
1 Year	rr_AverageAnnualReturnYear01	10.40%
5 Year	rr_AverageAnnualReturnYear05	1.81%
Inception	rr_AverageAnnualReturnSinceInception	2.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
Lifestyle Aggressive Portfolio | Class 1 Shares | S&P 500 Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Year	rr_AverageAnnualReturnYear05	2.29%
Inception	rr_AverageAnnualReturnSinceInception	3.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
Lifestyle Aggressive Portfolio | Class 1 Shares | MSCI EAFE Index (Europe, Australasia, Far East) (gross foreign withholding taxes on dividends)
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (Europe, Australasia, Far East) (gross foreign withholding taxes on dividends)
1 Year	rr_AverageAnnualReturnYear01	8.21%
5 Year	rr_AverageAnnualReturnYear05	2.94%
Inception	rr_AverageAnnualReturnSinceInception	4.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
Lifestyle Growth Portfolio | Class 1 Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary John Hancock Lifestyle Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital. Current income is also a consideration.
Fees and expenses	jhf1331971_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	0.02%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.95%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
Expense example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses ( $)
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	1,166
Portfolio turnover	jhf1331971_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund operates as fund of funds and, except as otherwise described below, normally invests approximately 20% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 80% of its assets in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 80% of its assets in equity underlying funds and 20% of its assets in fixed-income underlying funds, the fund may have an equity/fixed-income underlying funds allocation ranging between 90%/10% and 70%/30%. Although variations beyond the 10% range are generally not permitted, the subadvisers may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its goal.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives, such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in affiliated and nonaffiliated investment companies. In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currency forward contracts. The fund is also authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, closed-end funds, partnerships and short selling securities.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Lifestyle Portfolios with greater target allocations to underlying funds that invest primarily in fixed-income securities, equity security risks are more prevalent than in these other Lifestyle Portfolios. In addition to equity securities risk, the fund’s other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 23 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.
Past performance	jhf1331971_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund, by showing changes in the fund’s performance from year to year; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained by calling John Hancock Funds at 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 80% S&P 500 Index/20% Barclays Capital U.S. Aggregate Bond Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund, by showing changes in the fund’s performance from year to year;
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	however, as always, past performance (before and after taxes) does not indicate future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance for the fund is updated daily, monthly and quarterly and may be obtained by calling John Hancock Funds at 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-344-1029
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 80% S&P 500 Index/20% Barclays Capital U.S. Aggregate Bond Index.

Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns — Class 1 (%)
2006	rr_AnnualReturn2006	13.54%
2007	rr_AnnualReturn2007	7.44%
2008	rr_AnnualReturn2008	(36.63%)
2009	rr_AnnualReturn2009	35.27%
2010	rr_AnnualReturn2010	15.30%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 ’09, 19.09% Worst quarter: Q4 ’08, -20.79%
Average annual total returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (%) as of 12-31-10
Lifestyle Growth Portfolio | Class 1 Shares | Class 1 - Lifestyle Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JILGX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class 1
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class 1
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class 1
Annual Total Returns	rr_BarChartTableAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.79%)
Lifestyle Growth Portfolio | Class 1 Shares | before tax | Class 1 - Lifestyle Growth Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class 1
Label	rr_AverageAnnualReturnLabel	before tax
1 Year	rr_AverageAnnualReturnYear01	15.30%
5 Year	rr_AverageAnnualReturnYear05	3.81%
Inception	rr_AverageAnnualReturnSinceInception	4.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
Lifestyle Growth Portfolio | Class 1 Shares | After tax on distributions | Class 1 - Lifestyle Growth Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class 1
Label	rr_AverageAnnualReturnLabel	After tax on distributions
1 Year	rr_AverageAnnualReturnYear01	14.19%
5 Year	rr_AverageAnnualReturnYear05	2.29%
Inception	rr_AverageAnnualReturnSinceInception	3.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
Lifestyle Growth Portfolio | Class 1 Shares | After tax on distributions, with sale | Class 1 - Lifestyle Growth Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class 1
Label	rr_AverageAnnualReturnLabel	After tax on distributions, with sale
1 Year	rr_AverageAnnualReturnYear01	9.94%
5 Year	rr_AverageAnnualReturnYear05	2.40%
Inception	rr_AverageAnnualReturnSinceInception	3.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
Lifestyle Growth Portfolio | Class 1 Shares | S&P 500 Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Year	rr_AverageAnnualReturnYear05	2.29%
Inception	rr_AverageAnnualReturnSinceInception	3.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
Lifestyle Growth Portfolio | Class 1 Shares | Barclays Capital U.S. Aggregate Bond Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Year	rr_AverageAnnualReturnYear05	5.80%
Inception	rr_AverageAnnualReturnSinceInception	5.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
Lifestyle Growth Portfolio | Class 1 Shares | 80% S&P 500 Index / 20% Barclays Capital U.S. Aggregate Bond Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	80% S&P 500 Index / 20% Barclays Capital U.S. Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	13.68%
5 Year	rr_AverageAnnualReturnYear05	3.25%
Inception	rr_AverageAnnualReturnSinceInception	4.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
Lifestyle Balanced Portfolio | Class 1 Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary John Hancock Lifestyle Balanced Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Fees and expenses	jhf1331971_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
Expense example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses ( $)
Portfolio turnover	jhf1331971_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund operates as fund of funds and, except as otherwise described below, normally invests approximately 40% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 60% of its assets in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 60% of its assets in equity underlying funds and 40% of its assets in fixed-income underlying funds, the fund may have an equity/fixed-income underlying funds allocation ranging between 70%/30% and 50%/50%. Although variations beyond the 10% range are generally not permitted, the subadvisers may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its goal.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives, such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in affiliated and nonaffiliated investment companies. In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currency forward contracts. The fund is also authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, closed-end funds, partnerships and short selling securities.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Lifestyle Portfolios with greater target allocations to underlying funds that invest primarily in fixed-income securities, equity security risks are more prevalent than in these other Lifestyle Portfolios. In addition to equity securities risk, the fund’s other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 23 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.
Past performance	jhf1331971_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund, by showing changes in the fund’s performance from year to year; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained by calling John Hancock Funds at 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 60% S&P 500 Index/40% Barclays Capital U.S. Aggregate Bond Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund, by showing changes in the fund’s performance from year to year;
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	however, as always, past performance (before and after taxes) does not indicate future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained by calling John Hancock Funds at 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-344-1029
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 60% S&P 500 Index/40% Barclays Capital U.S. Aggregate Bond Index.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 60% S&P 500 Index/40% Barclays Capital U.S. Aggregate Bond Index.

Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns — Class 1 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 ’09, 17.74% Worst quarter: Q4 ’08, -17.88%
Average annual total returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (%) as of 12-31-10
Lifestyle Balanced Portfolio | Class 1 Shares | Class 1 - Lifestyle Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JILBX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class 1
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class 1
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	0.02%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.93%
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class 1
1 Year	rr_ExpenseExampleYear01	95
3 Years	rr_ExpenseExampleYear03	296
5 Years	rr_ExpenseExampleYear05	515
10 Years	rr_ExpenseExampleYear10	1,143
Annual Total Returns	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	12.71%
2007	rr_AnnualReturn2007	6.30%
2008	rr_AnnualReturn2008	(31.37%)
2009	rr_AnnualReturn2009	33.59%
2010	rr_AnnualReturn2010	13.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.88%)
Lifestyle Balanced Portfolio | Class 1 Shares | before tax | Class 1 - Lifestyle Balanced Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class 1
Label	rr_AverageAnnualReturnLabel	before tax
1 Year	rr_AverageAnnualReturnYear01	13.57%
5 Year	rr_AverageAnnualReturnYear05	4.52%
Inception	rr_AverageAnnualReturnSinceInception	5.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
Lifestyle Balanced Portfolio | Class 1 Shares | After tax on distributions | Class 1 - Lifestyle Balanced Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class 1
Label	rr_AverageAnnualReturnLabel	After tax on distributions
1 Year	rr_AverageAnnualReturnYear01	12.07%
5 Year	rr_AverageAnnualReturnYear05	2.77%
Inception	rr_AverageAnnualReturnSinceInception	3.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
Lifestyle Balanced Portfolio | Class 1 Shares | After tax on distributions, with sale | Class 1 - Lifestyle Balanced Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class 1
Label	rr_AverageAnnualReturnLabel	After tax on distributions, with sale
1 Year	rr_AverageAnnualReturnYear01	8.78%
5 Year	rr_AverageAnnualReturnYear05	2.86%
Inception	rr_AverageAnnualReturnSinceInception	3.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
Lifestyle Balanced Portfolio | Class 1 Shares | S&P 500 Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Year	rr_AverageAnnualReturnYear05	2.29%
Inception	rr_AverageAnnualReturnSinceInception	3.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
Lifestyle Balanced Portfolio | Class 1 Shares | Barclays Capital U.S. Aggregate Bond Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Year	rr_AverageAnnualReturnYear05	5.80%
Inception	rr_AverageAnnualReturnSinceInception	5.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
Lifestyle Balanced Portfolio | Class 1 Shares | 60% S&P 500 Index / 40% Barclays Capital U.S. Aggregate Bond Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	60% S&P 500 Index / 40% Barclays Capital U.S. Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	12.13%
5 Year	rr_AverageAnnualReturnYear05	4.08%
Inception	rr_AverageAnnualReturnSinceInception	4.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
Lifestyle Moderate Portfolio | Class 1 Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary John Hancock Lifestyle Moderate Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Fees and expenses	jhf1331971_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
Expense example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses ( $)
Portfolio turnover	jhf1331971_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund operates as a fund of funds and, except as otherwise described below, normally invests approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 40% in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity underlying funds and 60% in fixed-income underlying funds, the fund may have an equity/fixed income underlying fund allocation ranging between 50%/50% and 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadvisers may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives, such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in affiliated and nonaffiliated investment companies. In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currency forward contracts. The fund is also authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, closed-end funds, partnerships and short selling securities.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in fixed-income securities than John Hancock Lifestyle Portfolios with greater target allocations to underlying funds that invest primarily in equity securities, fixed-income securities risks are more prevalent than in these other Lifestyle Portfolios. In addition to fixed-income securities risk, the fund’s other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 23 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Risks of investing in the underlying funds

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.
Past performance	jhf1331971_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund, by showing changes in the fund’s performance from year to year; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained by calling John Hancock Funds at 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 40% S&P 500 Index/60% Barclays Capital U.S. Aggregate Bond Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund, by showing changes in the fund’s performance from year to year;
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	however, as always, past performance (before and after taxes) does not indicate future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance for the fund is updated daily, monthly and quarterly and may be obtained by calling John Hancock Funds at 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-344-1029
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 40% S&P 500 Index/60% Barclays Capital U.S. Aggregate Bond Index.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 40% S&P 500 Index/60% Barclays Capital U.S. Aggregate Bond Index.

Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns — Class 1 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 ’09, 14.68% Worst quarter: Q4 ’08, -12.91%
Average annual total returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (%) as of 12-31-10
Lifestyle Moderate Portfolio | Class 1 Shares | Class 1 - Lifestyle Moderate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JILMX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class 1
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class 1
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	0.02%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class 1
1 Year	rr_ExpenseExampleYear01	90
3 Years	rr_ExpenseExampleYear03	281
5 Years	rr_ExpenseExampleYear05	488
10 Years	rr_ExpenseExampleYear10	1,084
Annual Total Returns	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	10.32%
2007	rr_AnnualReturn2007	5.25%
2008	rr_AnnualReturn2008	(23.63%)
2009	rr_AnnualReturn2009	28.49%
2010	rr_AnnualReturn2010	12.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.91%)
Lifestyle Moderate Portfolio | Class 1 Shares | before tax | Class 1 - Lifestyle Moderate Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class 1
Label	rr_AverageAnnualReturnLabel	before tax
1 Year	rr_AverageAnnualReturnYear01	12.43%
5 Year	rr_AverageAnnualReturnYear05	5.08%
Inception	rr_AverageAnnualReturnSinceInception	5.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
Lifestyle Moderate Portfolio | Class 1 Shares | After tax on distributions | Class 1 - Lifestyle Moderate Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class 1
Label	rr_AverageAnnualReturnLabel	After tax on distributions
1 Year	rr_AverageAnnualReturnYear01	10.66%
5 Year	rr_AverageAnnualReturnYear05	3.18%
Inception	rr_AverageAnnualReturnSinceInception	3.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
Lifestyle Moderate Portfolio | Class 1 Shares | After tax on distributions, with sale | Class 1 - Lifestyle Moderate Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class 1
Label	rr_AverageAnnualReturnLabel	After tax on distributions, with sale
1 Year	rr_AverageAnnualReturnYear01	8.04%
5 Year	rr_AverageAnnualReturnYear05	3.22%
Inception	rr_AverageAnnualReturnSinceInception	3.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
Lifestyle Moderate Portfolio | Class 1 Shares | S&P 500 Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Year	rr_AverageAnnualReturnYear05	2.29%
Inception	rr_AverageAnnualReturnSinceInception	3.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
Lifestyle Moderate Portfolio | Class 1 Shares | Barclays Capital U.S. Aggregate Bond Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Year	rr_AverageAnnualReturnYear05	5.80%
Inception	rr_AverageAnnualReturnSinceInception	5.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
Lifestyle Moderate Portfolio | Class 1 Shares | 40% S&P 500 Index / 60% Barclays Capital U.S. Aggregate Bond Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	40% S&P 500 Index / 60% Barclays Capital U.S. Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	10.41%
5 Year	rr_AverageAnnualReturnYear05	4.78%
Inception	rr_AverageAnnualReturnSinceInception	5.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
Lifestyle Conservative Portfolio | Class 1 Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary John Hancock Lifestyle Conservative Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a high level of current income with some consideration given to growth of capital.
Fees and expenses	jhf1331971_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
Expense example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses ( $)
Portfolio turnover	jhf1331971_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund operates as a fund of funds and, except as otherwise described below, normally invests approximately 80% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 20% in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 20% of assets in equity underlying funds and 80% in fixed-income underlying funds, the fund may have an equity/fixed income underlying fund allocation ranging between 10%/90% and 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadvisers may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives, such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in affiliated and nonaffiliated investment companies. In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currency forward contracts. The fund is also authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, closed-end funds, partnerships and short selling securities.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in fixed-income securities than John Hancock Lifestyle Portfolios with greater target allocations to underlying funds that invest primarily in equity securities, fixed-income securities risks are more prevalent than in other Lifestyle Portfolios. In addition to fixed-income securities risk, the fund’s other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 23 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Risks of investing in the underlying funds

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.
Past performance	jhf1331971_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund, by showing changes in the fund’s performance from year to year; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained by calling John Hancock Funds at 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 20% S&P 500 Index/80% Barclays Capital U.S. Aggregate Bond Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund, by showing changes in the fund’s performance from year to year;
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	however, as always, past performance (before and after taxes) does not indicate future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance for the fund is updated daily, monthly and quarterly and may be obtained by calling John Hancock Funds at 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	1-800-344-1029
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 20% S&P 500 Index/80% Barclays Capital U.S. Aggregate Bond Index.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 20% S&P 500 Index/80% Barclays Capital U.S. Aggregate Bond Index.

Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns — Class 1 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 ’09, 11.18% Worst quarter: Q4 ’08, -7.94%
Average annual total returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (%) as of 12-31-10
Lifestyle Conservative Portfolio | Class 1 Shares | Class 1 - Lifestyle Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JILCX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class 1
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class 1
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	0.02%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class 1
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	271
5 Years	rr_ExpenseExampleYear05	471
10 Years	rr_ExpenseExampleYear10	1,049
Annual Total Returns	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	8.28%
2007	rr_AnnualReturn2007	5.38%
2008	rr_AnnualReturn2008	(15.02%)
2009	rr_AnnualReturn2009	22.96%
2010	rr_AnnualReturn2010	10.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.94%)
Lifestyle Conservative Portfolio | Class 1 Shares | before tax | Class 1 - Lifestyle Conservative Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class 1
Label	rr_AverageAnnualReturnLabel	before tax
1 Year	rr_AverageAnnualReturnYear01	10.51%
5 Year	rr_AverageAnnualReturnYear05	5.67%
Inception	rr_AverageAnnualReturnSinceInception	5.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
Lifestyle Conservative Portfolio | Class 1 Shares | After tax on distributions | Class 1 - Lifestyle Conservative Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class 1
Label	rr_AverageAnnualReturnLabel	After tax on distributions
1 Year	rr_AverageAnnualReturnYear01	8.63%
5 Year	rr_AverageAnnualReturnYear05	3.59%
Inception	rr_AverageAnnualReturnSinceInception	3.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
Lifestyle Conservative Portfolio | Class 1 Shares | After tax on distributions, with sale | Class 1 - Lifestyle Conservative Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class 1
Label	rr_AverageAnnualReturnLabel	After tax on distributions, with sale
1 Year	rr_AverageAnnualReturnYear01	6.80%
5 Year	rr_AverageAnnualReturnYear05	3.61%
Inception	rr_AverageAnnualReturnSinceInception	3.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
Lifestyle Conservative Portfolio | Class 1 Shares | S&P 500 Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Year	rr_AverageAnnualReturnYear05	2.29%
Inception	rr_AverageAnnualReturnSinceInception	3.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
Lifestyle Conservative Portfolio | Class 1 Shares | Barclays Capital U.S. Aggregate Bond Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Year	rr_AverageAnnualReturnYear05	5.80%
Inception	rr_AverageAnnualReturnSinceInception	5.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
Lifestyle Conservative Portfolio | Class 1 Shares | 20% S&P 500 Index / 80% Barclays Capital U.S. Aggregate Bond Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	20% S&P 500 Index / 80% Barclays Capital U.S. Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	8.55%
5 Year	rr_AverageAnnualReturnYear05	5.35%
Inception	rr_AverageAnnualReturnSinceInception	5.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2005
Lifestyle Growth Portfolio | Class 5 Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary John Hancock Lifestyle Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital. Current income is also a consideration.
Fees and expenses	jhf1331971_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
Expense example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses ( $)
Portfolio turnover	jhf1331971_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund operates as fund of funds and, except as otherwise described below, normally invests approximately 20% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 80% of its assets in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 80% of its assets in equity underlying funds and 20% of its assets in fixed-income underlying funds, the fund may have an equity/fixed-income underlying funds allocation ranging between 90%/10% and 70%/30%. Although variations beyond the 10% range are generally not permitted, the subadvisers may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its goal.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives, such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in affiliated and nonaffiliated investment companies. In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currency forward contracts. The fund is also authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, closed-end funds, partnerships and short selling securities.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Lifestyle Portfolios with greater target allocations to underlying funds that invest primarily in fixed-income securities, equity security risks are more prevalent than in these other Lifestyle Portfolios. In addition to equity securities risk, the fund’s other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 15 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.
Past performance	jhf1331971_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund, by showing changes in the fund’s performance from year to year; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained by calling John Hancock Funds at 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 80% S&P 500 Index/20% Barclays Capital U.S. Aggregate Bond Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund, by showing changes in the fund’s performance from year to year;
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	however, as always, past performance (before and after taxes) does not indicate future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance for the fund is updated daily, monthly and quarterly and may be obtained by calling John Hancock Funds at 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-344-1029
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 80% S&P 500 Index/20% Barclays Capital U.S. Aggregate Bond Index.

Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns — Class 5 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 ’09, 19.11% Worst quarter: Q4 ’08, - 20.75%
Average annual total returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (%) as of 12-31-10
Lifestyle Growth Portfolio | Class 5 Shares | Class 5 - Lifestyle Growth Portfolio
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class 5
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class 5
Management fee	rr_ManagementFeesOverAssets	0.04%
Other expenses	rr_OtherExpensesOverAssets	0.02%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class 5
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	287
5 Years	rr_ExpenseExampleYear05	498
10 Years	rr_ExpenseExampleYear10	1,108
Annual Total Returns	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	7.42%
2008	rr_AnnualReturn2008	(36.57%)
2009	rr_AnnualReturn2009	35.37%
2010	rr_AnnualReturn2010	15.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.75%)
Lifestyle Growth Portfolio | Class 5 Shares | before tax | Class 5 - Lifestyle Growth Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class 5
Label	rr_AverageAnnualReturnLabel	before tax
1 Year	rr_AverageAnnualReturnYear01	15.28%
Inception	rr_AverageAnnualReturnSinceInception	3.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 3, 2006
Lifestyle Growth Portfolio | Class 5 Shares | After tax on distributions | Class 5 - Lifestyle Growth Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class 5
Label	rr_AverageAnnualReturnLabel	After tax on distributions
1 Year	rr_AverageAnnualReturnYear01	14.15%
Inception	rr_AverageAnnualReturnSinceInception	1.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 3, 2006
Lifestyle Growth Portfolio | Class 5 Shares | After tax on distributions, with sale | Class 5 - Lifestyle Growth Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class 5
Label	rr_AverageAnnualReturnLabel	After tax on distributions, with sale
1 Year	rr_AverageAnnualReturnYear01	9.93%
Inception	rr_AverageAnnualReturnSinceInception	2.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 3, 2006
Lifestyle Growth Portfolio | Class 5 Shares | S&P 500 Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
1 Year	rr_AverageAnnualReturnYear01	15.06%
Inception	rr_AverageAnnualReturnSinceInception	1.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 3, 2006
Lifestyle Growth Portfolio | Class 5 Shares | Barclays Capital U.S. Aggregate Bond Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	6.54%
Inception	rr_AverageAnnualReturnSinceInception	6.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 3, 2006
Lifestyle Growth Portfolio | Class 5 Shares | 80% S&P 500 Index / 20% Barclays Capital U.S. Aggregate Bond Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	80% S&P 500 Index / 20% Barclays Capital U.S. Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	13.68%
Inception	rr_AverageAnnualReturnSinceInception	3.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 3, 2006
Lifestyle Balanced Portfolio | Class 5 Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary John Hancock Lifestyle Balanced Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Fees and expenses	jhf1331971_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%)(expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
Expense example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses ( $)
Portfolio turnover	jhf1331971_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund operates as fund of funds and, except as otherwise described below, normally invests approximately 40% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 60% of its assets in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 60% of its assets in equity underlying funds and 40% of its assets in fixed-income underlying funds, the fund may have an equity/fixed-income underlying funds allocation ranging between 70%/30% and 50%/50%. Although variations beyond the 10% range are generally not permitted, the subadvisers may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its goal.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives, such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in affiliated and nonaffiliated investment companies. In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currency forward contracts. The fund is also authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, closed-end funds, partnerships and short selling securities.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Lifestyle Portfolios with greater target allocations to underlying funds that invest primarily in fixed-income securities, equity security risks are more prevalent than in these other Lifestyle Portfolios. In addition to equity securities risk, the fund’s other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 15 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Risks of investing in the underlying funds

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.
Past performance	jhf1331971_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund, by showing changes in the fund’s performance from year to year; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained by calling John Hancock Funds at 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 60% S&P 500 Index/40% Barclays Capital U.S. Aggregate Bond Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund, by showing changes in the fund’s performance from year to year;
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	however, as always, past performance (before and after taxes) does not indicate future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance for the fund is updated daily, monthly and quarterly and may be obtained by calling John Hancock Funds at 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-344-1029
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 60% S&P 500 Index/40% Barclays Capital U.S. Aggregate Bond Index.

Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns — Class 5 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 '09, 17.62% Worst quarter: Q4 ’08, -17.87%
Average annual total returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (%) as of 12-31-10
Lifestyle Balanced Portfolio | Class 5 Shares | Class 5 - Lifestyle Balanced Portfolio
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class 5
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class 5
Management fee	rr_ManagementFeesOverAssets	0.04%
Other expenses	rr_OtherExpensesOverAssets	0.02%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class 5
1 Year	rr_ExpenseExampleYear01	90
3 Years	rr_ExpenseExampleYear03	281
5 Years	rr_ExpenseExampleYear05	488
10 Years	rr_ExpenseExampleYear10	1,084
Annual Total Returns	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	6.35%
2008	rr_AnnualReturn2008	(31.38%)
2009	rr_AnnualReturn2009	33.66%
2010	rr_AnnualReturn2010	13.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.87%)
Lifestyle Balanced Portfolio | Class 5 Shares | before tax | Class 5 - Lifestyle Balanced Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class 5
Label	rr_AverageAnnualReturnLabel	before tax
1 Year	rr_AverageAnnualReturnYear01	13.71%
Inception	rr_AverageAnnualReturnSinceInception	4.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 3, 2006
Lifestyle Balanced Portfolio | Class 5 Shares | After tax on distributions | Class 5 - Lifestyle Balanced Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class 5
Label	rr_AverageAnnualReturnLabel	After tax on distributions
1 Year	rr_AverageAnnualReturnYear01	12.19%
Inception	rr_AverageAnnualReturnSinceInception	2.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 3, 2006
Lifestyle Balanced Portfolio | Class 5 Shares | After tax on distributions, with sale | Class 5 - Lifestyle Balanced Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class 5
Label	rr_AverageAnnualReturnLabel	After tax on distributions, with sale
1 Year	rr_AverageAnnualReturnYear01	8.87%
Inception	rr_AverageAnnualReturnSinceInception	2.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 3, 2006
Lifestyle Balanced Portfolio | Class 5 Shares | S&P 500 Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
1 Year	rr_AverageAnnualReturnYear01	15.06%
Inception	rr_AverageAnnualReturnSinceInception	1.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 3, 2006
Lifestyle Balanced Portfolio | Class 5 Shares | Barclays Capital U.S. Aggregate Bond Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	6.54%
Inception	rr_AverageAnnualReturnSinceInception	6.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 3, 2006
Lifestyle Balanced Portfolio | Class 5 Shares | 60% S&P 500 Index / 40% Barclays Capital U.S. Aggregate Bond Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	60% S&P 500 Index / 40% Barclays Capital U.S. Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	12.13%
Inception	rr_AverageAnnualReturnSinceInception	4.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 3, 2006
Lifestyle Moderate Portfolio | Class 5 Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary John Hancock Lifestyle Moderate Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Fees and expenses	jhf1331971_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%)(expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
Expense example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses ( $)
Portfolio turnover	jhf1331971_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund operates as a fund of funds and, except as otherwise described below, normally invests approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 40% in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity underlying funds and 60% in fixed-income underlying funds, the fund may have an equity/fixed income underlying fund allocation ranging between 50%/50% and 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadvisers may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives, such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in affiliated and nonaffiliated investment companies. In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest rate swaps and foreign currency forward contracts. The fund is also authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, closed-end funds, partnerships and short selling securities.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in fixed-income securities than John Hancock Lifestyle Portfolios with greater target allocations to underlying funds that invest primarily in equity securities, fixed-income securities risks are more prevalent than in these other Lifestyle Portfolios. In addition to fixed-income securities risk, the fund’s other main risk factors are listed below in alphabetical order.Before investing, be sure to read the additional descriptions of these risks beginning on page 15 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Risks of investing in the underlying funds

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.
Past performance	jhf1331971_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund, by showing changes in the fund’s performance from year to year; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained by calling John Hancock Funds at 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 40% S&P 500 Index/60% Barclays Capital U.S. Aggregate Bond Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund, by showing changes in the fund’s performance from year to year;
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	however, as always, past performance (before and after taxes) does not indicate future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance for the fund is updated daily, monthly and quarterly and may be obtained by calling John Hancock Funds at 1-800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-344-1029
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 40% S&P 500 Index/60% Barclays Capital U.S. Aggregate Bond Index.

Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns — Class 5 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 ’09, 14.71% Worst quarter: Q4 ’08, -12.82%
Average annual total returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (%) as of 12-31-10
Lifestyle Moderate Portfolio | Class 5 Shares | Class 5 - Lifestyle Moderate Portfolio
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class 5
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class 5
Management fee	rr_ManagementFeesOverAssets	0.04%
Other expenses	rr_OtherExpensesOverAssets	0.02%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class 5
1 Year	rr_ExpenseExampleYear01	85
3 Years	rr_ExpenseExampleYear03	265
5 Years	rr_ExpenseExampleYear05	460
10 Years	rr_ExpenseExampleYear10	1,025
Annual Total Returns	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	5.39%
2008	rr_AnnualReturn2008	(23.59%)
2009	rr_AnnualReturn2009	28.45%
2010	rr_AnnualReturn2010	12.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.82%)
Lifestyle Moderate Portfolio | Class 5 Shares | before tax | Class 5 - Lifestyle Moderate Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class 5
Label	rr_AverageAnnualReturnLabel	before tax
1 Year	rr_AverageAnnualReturnYear01	12.50%
Inception	rr_AverageAnnualReturnSinceInception	5.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 3, 2006
Lifestyle Moderate Portfolio | Class 5 Shares | After tax on distributions | Class 5 - Lifestyle Moderate Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class 5
Label	rr_AverageAnnualReturnLabel	After tax on distributions
1 Year	rr_AverageAnnualReturnYear01	10.70%
Inception	rr_AverageAnnualReturnSinceInception	3.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 3, 2006
Lifestyle Moderate Portfolio | Class 5 Shares | After tax on distributions, with sale | Class 5 - Lifestyle Moderate Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class 5
Label	rr_AverageAnnualReturnLabel	After tax on distributions, with sale
1 Year	rr_AverageAnnualReturnYear01	8.08%
Inception	rr_AverageAnnualReturnSinceInception	3.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 3, 2006
Lifestyle Moderate Portfolio | Class 5 Shares | S&P 500 Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
1 Year	rr_AverageAnnualReturnYear01	15.06%
Inception	rr_AverageAnnualReturnSinceInception	1.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 3, 2006
Lifestyle Moderate Portfolio | Class 5 Shares | Barclays Capital U.S. Aggregate Bond Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	6.54%
Inception	rr_AverageAnnualReturnSinceInception	6.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 3, 2006
Lifestyle Moderate Portfolio | Class 5 Shares | 40% S&P 500 Index / 60% Barclays Capital U.S. Aggregate Bond Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	40% S&P 500 Index / 60% Barclays Capital U.S. Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	10.41%
Inception	rr_AverageAnnualReturnSinceInception	5.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 3, 2006
Retirement Distribution Portfolio | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	John Hancock Retirement Distribution Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide a stated, targeted (non-guaranteed) quarterly distribution. As a secondary objective the fund seeks capital appreciation. This investment objective is non fundamental, which means that it can be changed by the Board of Trustees of the fund without shareholder approval.
Fees and expenses	jhf1331971_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 19 to 20 of the prospectus under "Sales charge reductions and waivers" or pages 87 to 90 of the fund’s statement of additional information under "Initial Sales Charge on Class A Shares."
Expense Breakpoint Discounts	jhf1331971_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund’s investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	04-30-2012
Expense example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses ( $)
Portfolio turnover	jhf1331971_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is designed for investors seeking an attractive level of distributions and the potential for modest capital appreciation over the long-term. Although the fund seeks capital appreciation as a secondary objective, the fund is not designed for significant wealth accumulation and is primarily intended to provide for distribution of assets over the long-term.

The targeted annual distribution rate currently is  $0.60 per share. This distribution rate is not guaranteed and may be decreased or increased in the future. The prospectus will be supplemented if the distribution rate is changed. The current distribution rate is available at www.jhfunds.com.

The fund may not have sufficient income from dividends, interest and distributable capital gains to pay the targeted distribution rate. Therefore, the fund’s policy of paying consistent distributions may result in a return of capital to shareholders (i.e., a shareholder would receive a portion of his or her investment back in the form of distributions).

The fund is a "fund of funds" that invests in a number of underlying funds as well as directly in securities and in certain derivative instruments. The subadviser to the fund allocates the assets of the fund among the underlying funds and other investments according to an asset allocation strategy that seeks to achieve the fund’s investment objective. The underlying funds in which the fund invests will change over time in response to changes in the value of the fund. The fund may invest in underlying funds not described in this section, including affiliated underlying and nonaffiliated funds.

The fund may invest in cash and cash equivalent securities within a wide range (0% to 100% of net assets) when the subadviser believes that the fund could benefit from maintaining a higher cash exposure.

The fund may invest in exchange-traded funds (ETFs). The fund may also invest in the securities of other investment companies and may make direct investments in other types of investments.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Before investing, be sure to read the additional descriptions of these risks beginning on page 8 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Retirement distribution risk Market fluctuations will affect the performance of the fund, and may impact the ability of the fund to make its target distribution.

Risks of investing in the underlying funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.
Past performance	jhf1331971_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling Signature Services at 1-800-225-5291 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Calendar year total returns These do not include sales charges and would be lower if they did.

Average annual total returns These include sales charges. Performance of broad-based market indexes is included for comparison.

After-tax returns These reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 50% S&P 500 Index/50% Barclays Capital U.S. Aggregate Bond Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling Signature Services at 1-800-225-5291 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/FundPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5291
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns These do not include sales charges and would be lower if they did.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns These reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 50% S&P 500 Index/50% Barclays Capital U.S. Aggregate Bond Index.

Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns — Class A (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 ’09, 15.50% Worst quarter: Q4 ’08, -11.35%
Average annual total returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (%) as of 12-31-10
Retirement Distribution Portfolio | Class A Shares | Class A - Retirement Distribution Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JRDAX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fee	rr_ManagementFeesOverAssets	0.24%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	1.75%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.91%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.61%)	[5]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.30%
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	626
3 Years	rr_ExpenseExampleYear03	1,211
5 Years	rr_ExpenseExampleYear05	1,821
10 Years	rr_ExpenseExampleYear10	3,462
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A
1 Year	rr_ExpenseExampleNoRedemptionYear01	626
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,211
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,821
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,462
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(23.33%)
2009	rr_AnnualReturn2009	25.35%
2010	rr_AnnualReturn2010	8.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.35%)
Retirement Distribution Portfolio | Class A Shares | before tax | Class A - Retirement Distribution Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	before tax
1 Year	rr_AverageAnnualReturnYear01	3.54%
Inception	rr_AverageAnnualReturnSinceInception	(0.16%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
Retirement Distribution Portfolio | Class A Shares | After tax on distributions | Class A - Retirement Distribution Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	After tax on distributions
1 Year	rr_AverageAnnualReturnYear01	1.66%
Inception	rr_AverageAnnualReturnSinceInception	(2.21%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
Retirement Distribution Portfolio | Class A Shares | After tax on distributions, with sale | Class A - Retirement Distribution Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	After tax on distributions, with sale
1 Year	rr_AverageAnnualReturnYear01	2.26%
Inception	rr_AverageAnnualReturnSinceInception	(1.38%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
Retirement Distribution Portfolio | Class A Shares | S&P 500 Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
1 Year	rr_AverageAnnualReturnYear01	15.06%
Inception	rr_AverageAnnualReturnSinceInception	(2.86%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
Retirement Distribution Portfolio | Class A Shares | Barclays Capital U.S. Aggregate Bond Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	6.54%
Inception	rr_AverageAnnualReturnSinceInception	5.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
Retirement Distribution Portfolio | Class A Shares | 50% S&P 500 Index / 50% Barclays Capital U.S. Aggregate Bond Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	50% S&P 500 Index / 50% Barclays Capital U.S. Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	11.29%
Inception	rr_AverageAnnualReturnSinceInception	2.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
Retirement Rising Distribution Portfolio | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary John Hancock Retirement Rising Distribution Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide a stated, targeted (non-guaranteed) quarterly distribution. As a secondary objective the fund seeks capital appreciation. This investment objective is nonfundamental which means that it can be changed by the Board of Trustees of the fund without shareholder approval.
Fees and expenses	jhf1331971_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 19 to 20 of the prospectus under "Sales charge reductions and waivers" or pages 87 to 90 of the fund's statement of additional information under "Initial Sales Charge on Class A Shares."
Expense Breakpoint Discounts	jhf1331971_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired fund fees and expenses” are based on the indirect net expenses associated with the fund's investments in underlying investment companies. The “Total annual fund operating expenses” shown may not correlate to the fund's ratio of expenses to average net assets shown in the “Financial highlights” section of this prospectus, which do not include “Acquired fund fees and expenses.”
Expenses Other Expenses Had Extraordinary Expenses Been Included [Text]	rr_ExpensesOtherExpensesHadExtraordinaryExpensesBeenIncluded	"Other expenses" shown exclude certain one time fees incurred in the prior fiscal year. Had these fees been included, "Other expenses" would have been .05% higher.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	04-30-2012
Expense example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses ( $)
Portfolio turnover	jhf1331971_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 29% of the average value of its portfolio.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is designed for investors seeking a modest level of distributions that have the potential to increase with inflation and the potential for modest capital appreciation over the long-term. Although the fund seeks capital appreciation as a secondary objective, the fund is not designed for significant wealth accumulation and is primarily intended to provide for distribution of assets over the long-term.

The targeted annual distribution rate currently is  $0.405 per share. The fund intends to increase the distribution rate annually by the rate of inflation as measured by the average annual change in the Consumer Price Index (All Urban Consumers) over the three year period ended on November 30 of each year. For example, if the Rate of Inflation is 3%, then the annual distribution rate will be increased 3% from  $0.405 per share to  $0.417 per share. The annual increase in the distribution rate will be reflected in the first quarterly distribution each year.

This distribution rate, including the annual increase by the Rate of Inflation, is not guaranteed and may be decreased or increased in the future. The prospectus will be supplemented if the distribution rate is changed. The current distribution rate is available at www.jhfunds.com.

The fund may not have sufficient income from dividends, interest and capital gains to pay the targeted distribution rate. Therefore, the fund’s policy of paying consistent distributions may result in a return of capital to shareholders (i.e., a shareholder would receive a portion of his or her investment back in the form of distributions). For further information on return of capital, see “Distributions and account policies — Return of capital.”

The fund is a “fund of funds” that invests in a number of underlying funds as well as directly in securities and in certain derivative instruments. The subadviser to the fund allocates the assets of the fund among the underlying funds and other investments according to an asset allocation strategy that seeks to achieve the fund’s investment objective.

The fund may invest in cash and cash equivalent securities within a wide range (0% to 100% of net assets) when the subadviser believes that the fund could benefit from maintaining a higher cash exposure.

The fund may invest in exchange-traded funds (ETFs). The fund may also invest in the securities of other investment companies and may make direct investments in other types of investments.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Before investing, be sure to read the additional descriptions of these risks beginning on page 7 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Retirement distribution risk Market fluctuations will affect the performance of the fund, and may impact the ability of the fund to make its target distribution.

Risks of investing in the underlying funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.
Past performance	jhf1331971_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling Signature Services at 1-800-225-5291 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Calendar year total returns These do not include sales charges and would be lower if they did.

Average annual total returns These include sales charges. Performance of broad-based market indexes is included for comparison.

After-tax returns These reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 50% S&P 500 Index/50% Barclays Capital U.S. Aggregate Bond Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling Signature Services at 1-800-225-5291 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/FundPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5291
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns These do not include sales charges and would be lower if they did
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns These reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 50% S&P 500 Index/50% Barclays Capital U.S. Aggregate Bond Index.

Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns — Class A (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 ’09, 14.72% Worst quarter: Q4 ’08, -12.65%
Average annual total returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (%) as of 12-31-10
Retirement Rising Distribution Portfolio | Class A Shares | Class A - Retirement Rising Distribution Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JRRAX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fee	rr_ManagementFeesOverAssets	0.24%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	1.83%	[2],[6]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.93%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.70%)	[5]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.23%
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	619
3 Years	rr_ExpenseExampleYear03	1,209
5 Years	rr_ExpenseExampleYear05	1,823
10 Years	rr_ExpenseExampleYear10	3,474
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A
1 Year	rr_ExpenseExampleNoRedemptionYear01	619
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,209
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,823
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,474
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(23.12%)
2009	rr_AnnualReturn2009	26.35%
2010	rr_AnnualReturn2010	7.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.65%)
Retirement Rising Distribution Portfolio | Class A Shares | before tax | Class A - Retirement Rising Distribution Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	before tax
1 Year	rr_AverageAnnualReturnYear01	2.49%
Inception	rr_AverageAnnualReturnSinceInception	(0.15%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
Retirement Rising Distribution Portfolio | Class A Shares | After tax on distributions | Class A - Retirement Rising Distribution Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	After tax on distributions
1 Year	rr_AverageAnnualReturnYear01	0.37%
Inception	rr_AverageAnnualReturnSinceInception	(1.81%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
Retirement Rising Distribution Portfolio | Class A Shares | After tax on distributions, with sale | Class A - Retirement Rising Distribution Portfolio
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	After tax on distributions, with sale
1 Year	rr_AverageAnnualReturnYear01	1.59%
Inception	rr_AverageAnnualReturnSinceInception	(1.12%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
Retirement Rising Distribution Portfolio | Class A Shares | S&P 500 Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
1 Year	rr_AverageAnnualReturnYear01	15.06%
Inception	rr_AverageAnnualReturnSinceInception	(2.86%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
Retirement Rising Distribution Portfolio | Class A Shares | Barclays Capital U.S. Aggregate Bond Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	6.54%
Inception	rr_AverageAnnualReturnSinceInception	5.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
Retirement Rising Distribution Portfolio | Class A Shares | 50% S&P 500 Index / 50% Barclays Capital U.S. Aggregate Bond Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	50% S&P 500 Index / 50% Barclays Capital U.S. Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	11.29%
Inception	rr_AverageAnnualReturnSinceInception	2.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008

[1]	(on certain purchases, including those of $1 million or more )
[2]	"Other expenses" reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.
[3]	"Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
[4]	The adviser had contractually agreed to waive and/or reimburse all or a portion of certain class specific expenses including distribution and service (12b-1) fees, transfer agent fees, service fees, blue sky fees, and printing and postage fees to the extent necessary to maintain the fund's total class specific expenses at 1.29% for Class B shares. The adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements and made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred, so long as the reimbursement does not cause certain class specific expenses to exceed the 1.29% expense limitation cap. "Other expenses" for Class B includes 0.04% of recoupment.
[5]	The adviser has contractually agreed to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the "Expenses" of the fund exceed 0.09% of average annual net assets (on an annualized basis) of the fund. "Expenses" means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) advisory fee, (f) distribution and service (12b-1) fees, (g) transfer agent fees and service fees, (h) blue-sky fees, (i) printing and postage, (j) acquired fees, (k) fees under any agreement or plan of the Trust dealing with services for shareholders or others with beneficial interests in shares of the Trust and (l) short dividend expense. The adviser has also contractually agreed to waive and/or reimburse all or a portion of certain class specific expenses including distribution and service (12b-1) fees, transfer agent fees, service fees, blue sky fees, and printing and postage fees to the extent necessary to maintain the fund's total class specific expenses at 0.35% for Class A. These expense limitation agreements expire on April 30, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
[6]	"Other expenses" shown exclude certain one time fees incurred in the prior fiscal year. Had these fees been included, "Other expenses" would have been .05% higher.